First Quarter Report
November 30, 2022 (Unaudited)
Multi-Manager Alternative Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	5.209%	400,000	387,623
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	328,297
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/21/2032	5.978%	250,000	240,526
American Express Credit Account Master Trust
Series 2022-2 Class A
05/17/2027	3.390%	100,000	97,003
AMMC CLO 24 Ltd.(a),(b)
Series 2021-24A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2035	5.993%	350,000	333,149
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 05/26/2031	6.336%	250,000	239,875
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 07/20/2029	5.743%	375,000	358,173
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	140,325	139,798
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	5.870%	408,546	400,710
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	96,750	91,271
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	5.229%	800,000	773,854
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% Floor 0.820% 11/15/2028	5.470%	218,596	215,795
Golub Capital Partners CLO 54M LP(a),(b)
Series 2021-54A Class A
3-month USD LIBOR + 1.530% Floor 1.530% 08/05/2033	6.062%	450,000	429,664
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	283,820	275,439
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	5.123%	106,145	105,353
MetroNet Infrastructure Issuer LLC(a)
Series 2022-1A Class A2
10/20/2052	6.350%	165,000	166,735
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	27,460	26,544
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	4.096%	372,539	362,424
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	150,000	150,835
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 07/20/2034	5.943%	300,000	285,856
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month USD LIBOR + 1.300% Floor 1.300% 02/24/2037	5.255%	475,000	464,011
Option One Mortgage Loan Trust(b)
Series 2006-3 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 02/25/2037	4.156%	965,129	634,483
2	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2034	5.993%	250,000	233,533
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	438,184
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month USD LIBOR + 0.300% Floor 0.300% 05/25/2047	4.316%	592,971	413,908
SLM Student Loan Trust(b)
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.983%	740,000	568,601
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2023	6.008%	282,268	280,817
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	6.208%	500,000	426,937
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	4.966%	385,137	371,085
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	4.728%	293,932	268,226
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	5.386%	550,000	513,692
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	363,825	349,239
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	355,350	307,335
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	676,833	578,003
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	245,375	210,555
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-3A Class A
09/20/2045	2.110%	289,020	254,578
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	181,500	155,289
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	180,000	179,339
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	344,497
Total Asset-Backed Securities — Non-Agency (Cost $13,166,818)			12,401,236

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(d)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	59,485
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K057 Class X1
07/25/2026	1.303%	3,722,113	124,713
Series 2018-K732 Class X3
05/25/2046	2.245%	1,350,000	71,068
Series K035 Class X3
12/25/2041	1.849%	3,000,000	35,785
Series K039 Class X3 (FHLMC)
08/25/2042	2.177%	1,520,000	59,293
Series K043 Class X3
02/25/2043	1.690%	3,951,044	124,429
Series K051 Class X3
10/25/2043	1.668%	2,100,000	81,148
Series K060 Class X3
12/25/2044	1.963%	1,350,000	83,213
Series K0728 Class X3
11/25/2045	2.018%	1,975,000	72,241
Series KC07 Class X1
09/25/2026	0.841%	3,918,176	75,476
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	125,708
Series KLU3 Class X1
01/25/2031	2.079%	1,595,003	178,822
Series KS06 Class X
08/25/2026	1.177%	2,643,784	69,262
Series Q004 Class XFL
05/25/2044	0.704%	1,506,322	45,852

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c),(d)
Series 2016-M11B Class X2
07/25/2039	3.071%	523,055	11,615
Series 2016-M4 Class X2
01/25/2039	2.697%	339,553	5,480
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	137,234
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series K096 Class X3 (FHLMC)
07/25/2029	2.112%	3,390,000	345,350
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
1-month USD LIBOR + 2.300% Floor 2.300% 10/25/2029	6.105%	308,325	294,409
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.194%	1,072,421	8,790
Series 2012-4 Class IO
05/16/2052	0.000%	2,070,830	21
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,554,638)			2,009,394

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

225 Liberty Street Trust(a),(c),(d)
Series 2016-225L Class X
02/10/2036	1.030%	5,000,000	122,687
AREIT Trust(a),(c)
Subordinated Series 2019-CRE3 Class AS
09/14/2036	5.278%	500,000	484,405
AREIT Trust(a),(b)
Subordinated Series 2020-CRE4 Class B
30-day Average SOFR + 4.264% Floor 4.150% 04/15/2037	8.139%	365,000	351,888
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.227%	95,000	85,957
BDS Ltd.(a),(b)
Series 2020-FL6 Class D
30-day Average SOFR + 2.865% Floor 2.750% 09/15/2035	6.231%	302,000	298,533
Series 2021-FL8 Class A
1-month USD LIBOR + 0.920% Floor 0.920% 01/18/2036	4.831%	460,342	447,422
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	5.023%	480,000	451,960
Series 2021-FPM Class A
1-month USD LIBOR + 1.600% Floor 1.600% 06/15/2038	5.473%	288,000	275,539
BOCA Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BOCA Class B
1-month Term SOFR + 2.319% Floor 2.319% 05/15/2039	5.695%	100,000	95,920
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.920% Floor 0.920% 10/15/2036	4.795%	430,593	423,201
Series 2021-CIP Class A
1-month USD LIBOR + 0.921% Floor 0.921% 12/15/2038	4.796%	115,000	110,533
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	4.575%	125,000	119,634
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	6.275%	245,000	225,888
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	190,164
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	148,287
BX Trust(a),(b)
Series 2022-GPA Class A
1-month Term SOFR + 2.165% Floor 2.165% 10/15/2039	5.541%	195,000	194,145
Subordinated Series 2021-LBA Class EJV
1-month USD LIBOR + 2.000% Floor 2.000% 02/15/2036	5.412%	240,000	215,777
Subordinated Series 2022-GPA Class B
1-month Term SOFR + 2.664% Floor 2.664% 10/15/2039	6.040%	120,000	119,098

4	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-GPA Class D
1-month Term SOFR + 4.061% Floor 4.061% 10/15/2039	7.437%	80,000	78,898
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month USD LIBOR + 1.070% Floor 1.070% 12/15/2037	4.945%	100,000	97,874
Citigroup Commercial Mortgage Trust(c),(d)
Series 2016-P3 Class XA
04/15/2049	1.819%	9,022,073	354,809
COMM Mortgage Trust(a),(c),(d)
Series 2013-LC6 Class XB
01/10/2046	0.499%	11,750,000	109
Series 2020-CBM Class XCP
02/10/2037	0.722%	3,134,666	35,367
Series 2020-SBX Class X
01/10/2038	0.662%	11,501,000	178,755
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.689%	445,178	17
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.428%	873,402	33
Series 2013-LC6 Class XA
01/10/2046	1.170%	204,317	4
Series 2014-UBS2 Class XA
03/10/2047	1.229%	3,767,988	31,958
CoreVest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.471%	129,862	4,933
Series 2019-3 Class XA
10/15/2052	2.204%	187,590	7,909
Series 2020-1 Class XA
03/15/2050	2.764%	605,923	40,261
Series 2020-3 Class XA
08/15/2053	3.849%	581,121	52,746
Series 2020-3 Class XB
08/15/2053	2.793%	850,000	99,991
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	231,232
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class A
1-month USD LIBOR + 0.980% Floor 0.980% 05/15/2036	4.855%	255,000	251,708
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust(c),(d)
Series 2015-C3 Class XA
08/15/2048	0.825%	8,992,809	123,905
CSMC Trust(a),(c),(d)
Series 2021-980M Class X
07/15/2031	1.109%	6,982,000	221,404
CSMC Trust(a),(c)
Subordinated Series 2021-B33 Class B
10/10/2043	3.766%	423,000	325,899
Del Amo Fashion Center Trust(a),(c)
Subordinated Series 2017-AMO Class C
06/05/2035	3.757%	420,000	325,309
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month USD LIBOR + 1.700% Floor 1.700% 10/15/2043	5.575%	400,000	367,902
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	99,055	87,464
Fontainebleau Miami Beach Trust(a)
Subordinated Series 2019-FBLU Class B
12/10/2036	3.447%	435,810	405,601
Fontainebleau Miami Beach Trust(a),(c)
Subordinated Series 2019-FBLU Class E
12/10/2036	4.095%	310,000	284,800
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	378,840
GS Mortgage Securities Trust(a),(c),(d)
Series 2020-UPTN Class XA
02/10/2037	0.446%	1,750,000	11,795
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	80,947	70,955
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	57,993
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class B
1-month Term SOFR + 3.286% Floor 3.286% 08/15/2037	6.131%	150,000	147,183
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C21 Class XA
08/15/2047	1.099%	829,279	8,860
Series 2014-C23 Class XA
09/15/2047	0.746%	2,545,935	19,809
Series 2014-C26 Class XA
01/15/2048	1.075%	4,923,455	68,876

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.037%	177,084	3
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	329,141
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	8.804%	230,000	197,981
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.090%	285,000	276,433
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	5.588%	270,000	259,855
Series 2022-BMR2 Class D
1-month Term SOFR + 2.542% Floor 2.542% 05/15/2039	6.336%	215,000	204,768
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2016-C31 Class XA
11/15/2049	1.417%	2,159,837	79,936
Morgan Stanley Capital I Trust(a),(c)
Series 2018-MP Class A
07/11/2040	4.419%	315,000	278,155
MSCG Trust(a),(b)
Subordinated Series 2018-SELF Class E
1-month USD LIBOR + 2.150% Floor 2.150% 10/15/2037	6.023%	342,702	320,103
MSDB Trust(a),(c)
Series 2017-712F Class A
07/11/2039	3.427%	285,000	253,220
Natixis Commercial Mortgage Securities Trust(a),(c),(d)
Series 2020-2PAC Class XA
12/15/2038	1.540%	937,398	22,327
Series 2020-2PAC Class XB
12/15/2038	1.102%	2,665,000	44,473
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%	60,000	46,877
Progress Residential Trust(a)
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	713,650
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ready Capital Mortgage Financing LLC(a),(b)
Series 2020-FL4 Class AS
1-month USD LIBOR + 3.100% Floor 3.100% 02/25/2035	7.144%	250,000	245,728
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	299,217
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	24,326
Subordinated Series 2015-5AVE Class C
01/05/2043	4.534%	345,000	210,665
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.495%	350,000	320,171
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month USD LIBOR + 1.400% Floor 1.400% 07/15/2038	5.311%	398,000	378,019
Tricon American Homes Trust(a)
Subordinated Series 2017-SFR2 Class E
01/17/2036	4.216%	375,000	362,284
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 06/16/2036	5.739%	299,000	280,737
Wells Fargo Commercial Mortgage Trust(a),(c)
Subordinated Series 2019-JDWR Class D
09/15/2031	3.437%	425,000	358,644
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.987%	2,370,759	29,152
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $15,836,468)			14,270,102

Common Stocks 19.6%
Issuer	Shares	Value ($)
Communication Services 1.8%
Entertainment 0.9%
Activision Blizzard, Inc.	61,759	4,567,078
Media 0.9%
Intelsat Jackson Holdings SA(e),(f),(g)	362,000	0
Intelsat Jackson Holdings SA(e),(f),(g)	248,000	0
Intelsat Jackson Series A, CVR(e),(f),(g)	612	—

6	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intelsat Jackson Series B, CVR(e),(f),(g)	612	—
Shaw Communications, Inc.	24,667	673,178
TEGNA, Inc.(h),(i)	202,425	3,995,870
Total		4,669,048
Total Communication Services		9,236,126
Consumer Discretionary 1.4%
Automobiles 0.0%
General Motors Co.	2,667	108,174
Diversified Consumer Services 0.7%
Houghton Mifflin Harcourt Co.(e),(f),(g)	180,721	3,795,141
Household Durables 0.4%
iRobot Corp.(f)	37,537	1,955,302
Internet & Direct Marketing Retail 0.3%
Poshmark, Inc., Class A(f)	72,120	1,285,900
Total Consumer Discretionary		7,144,517
Consumer Staples —%
Food & Staples Retailing —%
Fresh Market Escrow(e),(f),(g)	90,477	0
Total Consumer Staples		0
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
Archaea Energy, Inc.(f)	119,862	3,109,220
Total Energy		3,109,220
Financials 1.2%
Banks 0.7%
First Horizon Corp.	150,591	3,742,186
Capital Markets 0.3%
Cowen, Inc., Class A	39,576	1,530,008
Diversified Financial Services 0.0%
Intelsat Emergence SA(f)	5,853	145,594
Thrifts & Mortgage Finance 0.2%
Home Capital Group, Inc.	23,301	739,659
Total Financials		6,157,447
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 2.7%
Biotechnology 0.6%
AVEO Pharmaceuticals, Inc.(f)	39,205	586,115
Imago Biosciences, Inc.(f)	10,269	366,501
Myovant Sciences Ltd.(f)	55,025	1,477,971
Swedish Orphan Biovitrum AB(f)	35,768	773,811
Total		3,204,398
Health Care Equipment & Supplies 0.4%
ABIOMED, Inc.(f)	5,822	2,199,493
Health Care Providers & Services 1.7%
1Life Healthcare, Inc.(f),(h),(i)	157,776	2,680,614
LHC Group, Inc.(f)	16,971	2,773,231
Mediclinic International PLC	172,965	1,031,416
Signify Health, Inc., Class A(f)	68,103	1,949,108
Total		8,434,369
Total Health Care		13,838,260
Industrials 2.4%
Aerospace & Defense 0.4%
Aerojet Rocketdyne Holdings, Inc.(f)	38,786	2,016,872
Boeing Co. (The)(f)	1,186	212,152
Total		2,229,024
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.(f)	27,701	2,791,430
Airlines 0.0%
Delta Air Lines, Inc.(f)	2,848	100,734
Commercial Services & Supplies 0.4%
Biffa PLC	190,052	934,565
Caverion OYJ	61,430	444,957
HomeServe PLC	46,010	658,818
Total		2,038,340
Electrical Equipment 0.3%
Siemens Gamesa Renewable Energy SA(f)	68,193	1,285,002
Somfy SA	3,074	458,725
Total		1,743,727
Machinery 0.3%
Altra Industrial Motion Corp.(h),(i)	24,638	1,444,279

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Transportation Infrastructure 0.5%
Atlantia SpA	38,836	927,660
Atlas Corp.(h),(i)	96,558	1,484,096
Total		2,411,756
Total Industrials		12,759,290
Information Technology 6.6%
Communications Equipment 0.6%
Sierra Wireless, Inc.(f)	115,123	3,376,558
Electronic Equipment, Instruments & Components 0.3%
Rogers Corp.(f)	12,336	1,345,117
IT Services 1.1%
Evo Payments, Inc., Class A(f)	79,433	2,677,686
Switch, Inc., Class A	83,160	2,848,230
Total		5,525,916
Semiconductors & Semiconductor Equipment 0.3%
MagnaChip Semiconductor Corp.(f)	40,326	408,099
Silicon Motion Technology Corp., ADR	21,767	1,373,498
Total		1,781,597
Software 4.3%
Avalara, Inc.(e),(f),(g)	36,601	3,422,194
AVEVA Group PLC	34,125	1,324,259
Black Knight, Inc.(f),(h),(i)	6,199	384,276
BTRS Holdings, Inc.(f)	245,860	2,328,294
ForgeRock, Inc., Class A(f)	81,595	1,774,691
KnowBe4, Inc., Class A(f)	62,670	1,547,322
Micro Focus International PLC	141,582	896,369
Momentive Global, Inc.(f)	143,016	1,134,117
UserTesting, Inc.(f)	195,496	1,450,580
VMware, Inc., Class A(f),(h),(i)	27,517	3,343,040
Zendesk, Inc.(e),(f),(g)	59,288	4,594,820
Total		22,199,962
Total Information Technology		34,229,150
Materials 0.5%
Construction Materials 0.2%
Forterra, Inc.(e),(f),(g)	55,377	1,329,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.3%
Resolute Forest Products, Inc.(f)	69,098	1,457,968
Total Materials		2,787,016
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
STORE Capital Corp.	114,398	3,649,296
Summit Industrial Income REIT	21,777	365,068
Total		4,014,364
Total Real Estate		4,014,364
Utilities 1.6%
Electric Utilities 1.0%
Electricite de France SA	138,115	1,728,586
PNM Resources, Inc.	77,993	3,821,657
Total		5,550,243
Gas Utilities 0.6%
South Jersey Industries, Inc.	88,488	3,070,534
Total Utilities		8,620,777
Total Common Stocks (Cost $106,305,560)		101,896,167

Convertible Bonds 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada
07/01/2025	4.000%	110,000	132,320
American Airlines Group, Inc.
07/01/2025	6.500%	375,000	423,938
Southwest Airlines Co.
05/01/2025	1.250%	205,000	266,090
Total			822,348
Cable and Satellite 0.1%
Liberty Broadband Corp.(a)
09/30/2050	1.250%	270,000	257,512
09/30/2050	2.750%	180,000	174,179
Liberty Media Corp.(a)
12/01/2050	0.500%	105,000	107,237
Total			538,928
Consumer Cyclical Services 0.0%
Uber Technologies, Inc.(j)
12/15/2025	0.000%	225,000	190,791

8	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.1%
Carnival Corp.(a)
12/01/2027	5.750%	330,000	331,650
Retailers 0.0%
Burlington Stores, Inc.
04/15/2025	2.250%	225,000	255,656
Total Convertible Bonds (Cost $2,184,811)			2,139,373

Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	320	393,094
Media 0.0%
ViacomCBS, Inc.	5.750%	2,100	64,692
Total Communication Services			457,786
Health Care 0.1%
Health Care Equipment & Supplies 0.0%
Becton Dickinson and Co.	6.000%	2,200	109,274
Life Sciences Tools & Services 0.1%
Danaher Corp.	5.000%	205	287,971
Total Health Care			397,245
Utilities 0.3%
Electric Utilities 0.2%
American Electric Power Co., Inc.	6.125%	6,600	346,896
NextEra Energy, Inc.	6.219%	3,800	191,748
NextEra Energy, Inc.	6.926%	12,750	628,447
Total			1,167,091
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	6.375%	3,400	348,432
Total Utilities			1,515,523
Total Convertible Preferred Stocks (Cost $2,360,293)			2,370,554
Corporate Bonds & Notes(k) 16.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.0%
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	241,066
Aerospace & Defense 0.3%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	94,445
Boeing Co. (The)
02/04/2024	1.433%		300,000	286,235
05/01/2027	5.040%		300,000	297,251
05/01/2030	5.150%		550,000	536,585
TransDigm, Inc.
01/15/2029	4.625%		125,000	109,968
Total				1,324,484
Airlines 0.4%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		185,500	161,800
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		215,000	208,968
04/20/2029	5.750%		270,000	252,125
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		98,314	83,383
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	99,515
01/15/2026	7.375%		80,000	82,526
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%		100,000	97,261
10/20/2028	4.750%		734,000	695,462
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		347,650	308,038
Singapore Airlines Ltd.(a)
01/19/2029	3.375%		200,000	179,108
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		128,785	127,698
Total				2,295,884
Automotive 0.3%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	83,769
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	75,587
Ford Motor Co.
02/12/2032	3.250%		135,000	106,993

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
06/14/2024	2.748%	GBP	100,000	113,782
08/01/2026	4.542%		200,000	188,165
05/28/2027	4.950%		200,000	189,260
02/16/2028	2.900%		200,000	168,218
06/17/2031	3.625%		275,000	225,210
General Motors Financial Co., Inc.
10/15/2024	1.200%		220,000	203,232
11/07/2024	3.500%		250,000	241,331
Total				1,595,547
Banking 3.0%
American Express Co.(l)
12/31/2049	3.550%		85,000	67,438
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	85,535
Bank of America Corp.(l)
10/01/2025	3.093%		345,000	329,142
01/20/2028	3.824%		110,000	103,501
06/14/2029	2.087%		50,000	42,149
04/22/2032	2.687%		50,000	40,565
10/20/2032	2.572%		700,000	557,477
12/31/2049	4.375%		80,000	68,205
BNP Paribas SA(a),(l)
06/09/2026	2.219%		240,000	220,369
Capital One Financial Corp.(l)
11/02/2027	1.878%		215,000	186,557
Citigroup, Inc.(l)
02/24/2028	3.070%		80,000	72,779
11/05/2030	2.976%		100,000	85,432
01/29/2031	2.666%		80,000	66,547
03/31/2031	4.412%		355,000	331,203
06/03/2031	2.572%		95,000	77,950
11/03/2032	2.520%		220,000	173,602
01/25/2033	3.057%		665,000	547,065
Comerica, Inc.(l)
12/31/2049	5.625%		95,000	92,190
Credit Suisse Group AG(a),(l)
02/02/2027	1.305%		450,000	357,397
05/14/2032	3.091%		200,000	135,870
08/12/2033	6.537%		375,000	322,633
11/15/2033	9.016%		600,000	604,448
Credit Suisse Group Funding Guernsey Ltd.
03/26/2025	3.750%		135,000	119,643
Goldman Sachs Group Inc (The)(l)
01/27/2032	1.992%		970,000	749,671
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	189,076
03/27/2025	3.375%	EUR	14,000	14,588
11/01/2028	2.000%	EUR	173,000	163,164
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(l)
07/21/2032	2.383%	230,000	181,921
10/21/2032	2.650%	500,000	401,264
HSBC Holdings PLC(l)
05/24/2027	1.589%	125,000	107,148
06/09/2028	4.755%	25,000	23,650
09/22/2028	2.013%	590,000	490,187
08/17/2029	2.206%	215,000	173,682
05/24/2032	2.804%	410,000	317,514
Intesa Sanpaolo SpA(a),(l)
Subordinated
06/01/2032	4.198%	200,000	146,646
JPMorgan Chase & Co.(l)
09/16/2024	0.653%	235,000	225,788
02/16/2025	0.563%	250,000	234,536
11/19/2026	1.045%	235,000	207,243
04/22/2027	1.578%	285,000	251,453
02/24/2028	2.947%	425,000	386,383
10/15/2030	2.739%	105,000	89,172
11/19/2031	1.764%	180,000	138,693
04/22/2032	2.580%	340,000	276,211
12/31/2049	3.650%	85,000	71,625
Lloyds Banking Group PLC(l)
07/09/2025	3.870%	400,000	385,779
08/11/2033	4.976%	330,000	304,035
Macquarie Group Ltd.(a),(l)
06/23/2032	2.691%	195,000	149,940
01/14/2033	2.871%	305,000	234,506
Morgan Stanley(l)
04/28/2032	1.928%	85,000	65,137
07/21/2032	2.239%	400,000	311,966
10/20/2032	2.511%	205,000	163,048
Subordinated
09/16/2036	2.484%	100,000	74,192
04/20/2037	5.297%	345,000	321,126
Nationwide Building Society(a),(l)
03/08/2024	3.766%	660,000	654,772
08/01/2024	4.363%	100,000	98,563
PNC Financial Services Group, Inc. (The)(l)
10/28/2033	6.037%	140,000	147,105
Popular, Inc.
09/14/2023	6.125%	370,000	370,755
Santander UK Group Holdings PLC(l)
11/15/2024	4.796%	90,000	88,267
03/15/2025	1.089%	300,000	278,594
06/14/2027	1.673%	110,000	93,085
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%	115,000	113,322
Shinhan Financial Group Co., Ltd.(a),(l)
12/31/2049	2.875%	200,000	168,230

10	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)(l)
10/31/2082	8.125%		230,000	235,895
U.S. Bancorp
06/07/2024	0.850%	EUR	500,000	503,509
US Bancorp(l)
12/31/2049	3.700%		185,000	147,800
Wells Fargo & Co.(l)
06/02/2028	2.393%		160,000	141,449
02/11/2031	2.572%		375,000	314,389
03/02/2033	3.350%		540,000	461,714
07/25/2033	4.897%		195,000	187,894
Total				15,542,384
Brokerage/Asset Managers/Exchanges 0.0%
Charles Schwab Corp. (The)
12/01/2031	1.950%		90,000	71,401
Intercontinental Exchange, Inc.
09/15/2032	1.850%		175,000	134,473
Total				205,874
Building Materials 0.1%
Advanced Drainage Systems, Inc.(a)
06/15/2030	6.375%		70,000	67,576
Cemex SAB de CV(a)
07/11/2031	3.875%		205,000	166,923
St. Marys Cement, Inc.(a)
01/28/2027	5.750%		200,000	201,169
Total				435,668
Cable and Satellite 0.8%
Cable One, Inc.(a)
11/15/2030	4.000%		260,000	209,448
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%		295,000	254,064
08/15/2030	4.500%		265,000	223,257
02/01/2031	4.250%		395,000	322,554
06/01/2033	4.500%		115,000	91,271
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		50,000	39,613
02/01/2032	2.300%		20,000	14,956
05/01/2047	5.375%		65,000	53,670
04/01/2048	5.750%		320,000	274,390
07/01/2049	5.125%		355,000	281,632
04/01/2053	5.250%		280,000	225,300
CSC Holdings LLC(a)
02/01/2028	5.375%		275,000	246,991
04/01/2028	7.500%		80,000	62,322
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		150,000	137,608
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Globo Comunicacao e Participacoes SA(a)
01/14/2032	5.500%	200,000	164,664
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	248,000	228,237
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%	200,000	168,077
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	292,426
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	255,000	215,174
Time Warner Cable LLC
09/01/2041	5.500%	195,000	166,793
Virgin Media Finance PLC(a)
07/15/2030	5.000%	200,000	163,710
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	225,000	205,351
08/15/2030	4.500%	200,000	167,286
VTR Finance NV(a)
07/15/2028	6.375%	200,000	87,046
VZ Secured Financing BV(a)
01/15/2032	5.000%	165,000	136,450
Total			4,432,290
Chemicals 0.1%
Braskem Idesa SAPI(a)
02/20/2032	6.990%	200,000	141,324
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	171,025
EverArc Escrow Sarl(a)
10/30/2029	5.000%	190,000	151,952
Unifrax Escrow Issuer Corp.(a)
09/30/2029	7.500%	155,000	103,629
Westlake Corp.
08/15/2024	0.875%	115,000	106,650
Total			674,580
Construction Machinery 0.2%
OT Merger Corp.(a)
10/15/2029	7.875%	240,000	140,605
United Rentals North America, Inc.
01/15/2028	4.875%	205,000	195,716
07/15/2030	4.000%	140,000	121,626
02/15/2031	3.875%	235,000	202,157
United Rentals North America, Inc.(a)
12/15/2029	6.000%	170,000	170,944
Total			831,048

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Match Group, Inc.(a)
08/01/2030	4.125%		150,000	125,222
Uber Technologies, Inc.(a)
11/01/2026	8.000%		145,000	147,187
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%		145,000	136,060
Total				408,469
Consumer Products 0.2%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%		150,000	142,658
Energizer Holdings, Inc.(a)
12/31/2027	6.500%		150,000	143,139
Natura & Co. Luxembourg Holdings SARL(a)
04/19/2029	6.000%		200,000	167,680
Natura Cosmeticos SA(a)
05/03/2028	4.125%		200,000	157,644
Newell Brands, Inc.
04/01/2046	5.750%		185,000	143,818
Prestige Brands, Inc.(a)
04/01/2031	3.750%		185,000	156,427
Spectrum Brands, Inc.(a)
07/15/2030	5.500%		165,000	141,587
Total				1,052,953
Diversified Manufacturing 0.0%
General Electric Co.
03/15/2032	6.750%		27,000	30,605
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	90,251
Total				120,856
Electric 0.6%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	31,120
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		305,000	266,710
DPL, Inc.
07/01/2025	4.125%		370,000	348,407
DTE Energy Co.
06/01/2025	1.050%		80,000	72,495
Duke Energy Progress LLC
12/01/2044	4.150%		225,000	190,275
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	60,518
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.(l)
07/15/2027	4.400%	290,000	273,822
FirstEnergy Corp.
11/15/2031	7.375%	260,000	292,555
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	229,000	199,414
ITC Holdings Corp.
11/15/2027	3.350%	150,000	138,087
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	330,000	325,591
Niagara Mohawk Power Corp.(a)
09/16/2052	5.783%	220,000	220,853
NSTAR Electric Co.
05/15/2027	3.200%	520,000	490,429
Pinnacle West Capital Corp.
06/15/2025	1.300%	85,000	77,264
Southern Co. (The)
07/01/2026	3.250%	184,000	174,808
Southwestern Electric Power Co.
11/01/2051	3.250%	85,000	57,577
WEC Energy Group, Inc.
03/15/2024	0.800%	77,000	72,878
Total			3,292,803
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	250,000	230,772
Finance Companies 0.2%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2023	1.150%	360,000	343,686
01/23/2028	3.875%	75,000	67,070
01/30/2032	3.300%	344,000	271,766
Air Lease Corp.
03/01/2025	3.250%	160,000	151,731
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	45,000	42,842
02/15/2025	2.875%	195,000	179,049
11/18/2027	2.528%	199,000	160,011
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	45,000	44,795
02/15/2024	5.500%	63,000	61,938
Total			1,322,888
Food and Beverage 0.8%
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	160,552

12	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
11/15/2028	4.625%	150,000	132,711
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	310,000	303,701
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)
06/01/2026	8.500%	105,000	61,017
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	400,000	332,894
01/15/2032	3.625%	200,000	165,829
04/01/2033	5.750%	170,000	164,894
12/01/2052	6.500%	75,000	73,531
Kraft Heinz Foods Co.
06/01/2026	3.000%	135,000	127,080
05/15/2027	3.875%	80,000	77,193
03/01/2031	4.250%	300,000	285,018
01/26/2039	6.875%	220,000	244,058
10/01/2039	4.625%	235,000	210,987
06/01/2046	4.375%	205,000	172,699
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	35,000	39,369
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	154,955
NBM US Holdings, Inc.(a)
05/14/2026	7.000%	200,000	198,575
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	150,000	148,182
04/15/2031	4.250%	150,000	130,355
Post Holdings, Inc.(a)
01/15/2028	5.625%	315,000	300,473
12/15/2029	5.500%	110,000	101,117
09/15/2031	4.500%	165,000	139,385
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	170,000	140,626
TreeHouse Foods, Inc.
09/01/2028	4.000%	160,000	136,662
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	200,000	155,759
Total			4,157,622
Gaming 0.4%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	90,000	75,721
Churchill Downs, Inc.(a)
01/15/2028	4.750%	92,000	84,640
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	130,000	130,512
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		395,000	383,833
06/01/2028	5.750%		80,000	77,939
01/15/2029	5.300%		130,000	122,646
MGM Resorts International
10/15/2028	4.750%		20,000	17,798
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	152,450
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%		59,000	44,935
VICI Properties LP
05/15/2032	5.125%		335,000	312,722
05/15/2052	5.625%		70,000	63,336
VICI Properties LP/Note Co., Inc.(a)
05/01/2024	5.625%		75,000	74,413
09/01/2026	4.500%		30,000	28,136
02/01/2027	5.750%		55,000	53,599
02/15/2027	3.750%		10,000	9,031
01/15/2028	4.500%		45,000	41,201
02/15/2029	3.875%		35,000	30,899
12/01/2029	4.625%		185,000	167,562
08/15/2030	4.125%		190,000	166,035
Total				2,037,408
Health Care 1.3%
180 Medical, Inc.(a)
10/15/2029	3.875%		160,000	136,792
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	462,942
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	255,000	246,364
Cano Health LLC(a)
10/01/2028	6.250%		90,000	45,512
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%		260,000	214,504
CommonSpirit Health
10/01/2030	2.782%		70,000	56,401
CVS Health Corp.
03/25/2048	5.050%		305,000	282,467
Dentsply Sirona, Inc.
06/01/2030	3.250%		165,000	137,045
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	304,171
Embecta Corp.(a)
02/15/2030	5.000%		270,000	230,683
Encompass Health Corp.
04/01/2031	4.625%		165,000	142,460
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	258,691

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
HCA, Inc.
02/01/2025	5.375%		295,000	294,581
09/15/2025	7.580%		125,000	130,655
12/01/2027	7.050%		115,000	120,515
09/01/2028	5.625%		100,000	99,948
06/15/2029	4.125%		403,000	369,532
09/01/2030	3.500%		854,000	739,593
06/15/2047	5.500%		84,000	76,011
06/15/2049	5.250%		230,000	201,984
HCA, Inc.(a)
03/15/2052	4.625%		335,000	269,496
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		75,000	63,060
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	331,906
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	136,411
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		150,000	128,310
Providence Service Corp. (The)(a)
11/15/2025	5.875%		158,000	146,138
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	172,413
Stryker Corp.
12/01/2023	0.600%		109,000	104,115
06/15/2025	1.150%		310,000	284,116
Tenet Healthcare Corp.
07/15/2024	4.625%		22,000	21,528
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	100,260
01/23/2026	1.400%	EUR	125,000	123,815
03/01/2028	0.500%	EUR	105,000	96,258
Zimmer Biomet Holdings, Inc.
11/22/2024	1.450%		110,000	102,114
Total				6,630,791
Healthcare Insurance 0.4%
Centene Corp.
12/15/2027	4.250%		115,000	107,977
07/15/2028	2.450%		447,000	377,944
12/15/2029	4.625%		55,000	51,124
02/15/2030	3.375%		495,000	422,427
10/15/2030	3.000%		390,000	321,817
03/01/2031	2.500%		195,000	154,429
Molina Healthcare, Inc.(a)
06/15/2028	4.375%		200,000	181,467
11/15/2030	3.875%		225,000	193,472
UnitedHealth Group, Inc.
05/15/2024	0.550%		100,000	94,130
Total				1,904,787
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.1%
Healthcare Realty Holdings LP
01/15/2028	3.625%	5,000	4,471
03/15/2030	2.400%	40,000	30,937
Healthcare Trust of America Holdings LP
07/01/2027	3.750%	45,000	42,045
02/15/2030	3.100%	35,000	29,571
03/15/2031	2.000%	175,000	133,943
Physicians Realty LP
11/01/2031	2.625%	95,000	75,129
Total			316,096
Home Construction 0.0%
China Aoyuan Group, Ltd.(a),(m)
02/08/2024	0.000%	200,000	10,077
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2030	3.750%	210,000	186,311
Continental Resources, Inc.(a)
01/15/2031	5.750%	421,000	398,168
04/01/2032	2.875%	318,000	242,019
Encana Corp.
08/15/2034	6.500%	255,000	262,885
02/01/2038	6.500%	130,000	132,777
EQT Corp.(a)
05/15/2026	3.125%	40,000	36,976
05/15/2031	3.625%	625,000	540,284
EQT Corp.
10/01/2027	3.900%	69,000	63,969
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%	440,000	421,387
Occidental Petroleum Corp.
04/15/2026	3.400%	55,000	51,789
08/15/2026	3.200%	100,000	91,957
09/01/2030	6.625%	235,000	245,246
01/01/2031	6.125%	170,000	172,558
05/01/2031	7.500%	75,000	81,468
Occidental Petroleum Corp.(j)
10/10/2036	0.000%	285,000	144,174
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%	200,000	190,801
Southwestern Energy Co.(l)
01/23/2025	5.700%	4,000	3,960
Var Energi ASA(a)
01/15/2028	7.500%	200,000	205,983
Total			3,472,712

14	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Integrated Energy 0.2%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	115,000	81,656
06/15/2037	5.250%		175,000	162,671
11/15/2039	6.750%		403,000	425,848
06/15/2047	5.400%		175,000	161,803
Total				831,978
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%		255,000	189,608
Cinemark USA, Inc.(a)
07/15/2028	5.250%		160,000	127,808
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		70,000	62,304
Royal Caribbean Cruises Ltd.(a)
08/15/2027	11.625%		63,000	64,195
04/01/2028	5.500%		385,000	315,026
Total				758,941
Life Insurance 0.1%
Athene Global Funding(a)
03/08/2027	3.205%		95,000	85,226
08/19/2028	1.985%		395,000	321,617
Total				406,843
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		161,000	149,001
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		280,000	230,483
Hyatt Hotels Corp.(l)
04/23/2030	6.000%		256,000	254,288
Travel + Leisure Co.(a)
07/31/2026	6.625%		150,000	147,213
12/01/2029	4.500%		190,000	155,153
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		135,000	121,511
Total				1,057,649
Media and Entertainment 0.4%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%		293,000	45,600
Gray Escrow II, Inc.(a)
11/15/2031	5.375%		150,000	114,422
Magallanes, Inc.(a)
03/15/2042	5.050%		305,000	243,539
03/15/2052	5.141%		513,000	397,307
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
02/15/2025	5.875%	285,000	289,046
News Corp.(a)
05/15/2029	3.875%	370,000	328,818
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	114,303
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	26,946
WMG Acquisition Corp(a)
02/15/2031	3.000%	410,000	340,049
Total			1,900,030
Metals and Mining 0.3%
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	400,000	350,960
03/01/2031	4.875%	170,000	147,574
CSN Islands XI Corp.(a)
01/28/2028	6.750%	215,000	204,132
FMG Resources August 2006 Pty Ltd.(a)
04/01/2031	4.375%	65,000	54,758
Freeport-McMoRan, Inc.
08/01/2030	4.625%	260,000	239,235
03/15/2043	5.450%	450,000	404,646
Total			1,401,305
Midstream 0.7%
Cheniere Energy Partners LP
10/01/2029	4.500%	180,000	165,226
03/01/2031	4.000%	260,000	227,152
Enbridge, Inc.
11/15/2029	3.125%	250,000	220,759
Energy Transfer LP(l)
12/31/2049	6.625%	336,000	245,717
Energy Transfer Operating LP
06/01/2027	5.500%	90,000	90,005
06/15/2028	4.950%	92,000	89,241
04/15/2049	6.250%	80,000	75,655
05/15/2050	5.000%	12,000	9,890
Energy Transfer Partners LP
03/15/2045	5.150%	245,000	209,663
Enterprise Products Operating LLC
02/15/2045	5.100%	60,000	55,146
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	184,932	156,342
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	135,429
Kinder Morgan, Inc.
12/01/2034	5.300%	145,000	138,320

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%		125,000	112,794
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%		100,000	90,194
05/15/2030	4.800%		100,000	85,501
04/15/2040	6.875%		100,000	83,011
Sunoco LP/Finance Corp.
05/15/2029	4.500%		225,000	196,727
04/30/2030	4.500%		47,000	40,810
TransCanada PipeLines Ltd.
10/12/2024	1.000%		154,000	142,970
04/15/2030	4.100%		320,000	299,307
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		80,000	70,320
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		139,000	120,583
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		225,000	196,260
Western Midstream Operating LP(l)
02/01/2030	4.300%		225,000	201,042
Total				3,458,064
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	91,906
Office REIT 0.0%
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	137,122
02/15/2028	5.950%		35,000	33,368
Total				170,490
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		153,000	142,086
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		153,125	148,890
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		90,000	87,917
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		150,000	144,407
Total				523,300
Other Financial Institutions 0.1%
Simpar Finance Sarl(a)
02/12/2028	10.750%	BRL	640,000	91,070
Sunac China Holdings, Ltd.(a),(m)
01/10/2025	0.000%		200,000	22,914
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	1,758,850	302,070
Total				416,054
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		84,000	78,473
AECOM
03/15/2027	5.125%		295,000	286,963
Pike Corp.(a)
09/01/2028	5.500%		175,000	154,938
Total				520,374
Other REIT 0.1%
American Assets Trust LP
02/01/2031	3.375%		155,000	125,331
CubeSmart LP
02/15/2032	2.500%		195,000	150,195
Host Hotels & Resorts LP
12/15/2029	3.375%		165,000	140,032
09/15/2030	3.500%		115,000	95,883
Lexington Realty Trust
09/15/2030	2.700%		135,000	108,022
Starwood Property Trust, Inc.(a)
01/15/2027	4.375%		80,000	72,007
Total				691,470
Packaging 0.4%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%		220,000	186,068
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		235,000	177,196
Ball Corp.
03/15/2026	4.875%		250,000	242,556
03/15/2028	6.875%		285,000	294,814
08/15/2030	2.875%		255,000	207,149
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	48,901
07/15/2027	5.625%		125,000	122,288
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		75,000	72,410
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	355,998
04/15/2029	5.000%		100,000	92,984
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		140,000	131,429
Total				1,931,793

16	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%		75,000	69,961
Pharmaceuticals 0.3%
AbbVie, Inc.
05/14/2035	4.500%		200,000	189,503
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	100,346
11/15/2028	2.625%	EUR	100,000	97,415
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	96,980
12/15/2028	4.375%		289,000	275,141
06/25/2038	4.625%		370,000	322,770
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		245,000	204,949
Organon Finance 1 LLC(a)
04/30/2031	5.125%		185,000	164,141
Total				1,451,245
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		150,000	122,791
08/01/2029	6.000%		80,000	64,043
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%		155,000	142,894
Aon Corp.
05/15/2030	2.800%		230,000	197,316
AssuredPartners, Inc.(a)
01/15/2029	5.625%		85,000	72,217
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	112,403
Berkshire Hathaway, Inc.(j)
03/12/2025	0.000%	EUR	215,000	208,811
Brown & Brown, Inc.
03/17/2052	4.950%		115,000	95,234
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	175,634
Farmers Exchange Capital III(a),(l)
Subordinated
10/15/2054	5.454%		300,000	280,113
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	5.583%		450,000	448,737
Total				1,920,193
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Railroads 0.0%
Canadian Pacific Railway Co.
12/02/2024	1.350%		75,000	69,729
Union Pacific Corp.
02/14/2042	3.375%		75,000	61,058
Total				130,787
Refining 0.1%
FS Luxembourg Sarl(a)
12/15/2025	10.000%		200,000	201,474
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		220,000	182,374
Total				383,848
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		205,000	183,273
02/15/2029	3.500%		445,000	380,730
10/15/2030	4.000%		655,000	546,672
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(a)
04/15/2029	5.125%		160,000	137,497
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		250,000	210,374
Yum! Brands, Inc.(a)
01/15/2030	4.750%		360,000	328,391
Yum! Brands, Inc.
03/15/2031	3.625%		475,000	399,277
01/31/2032	4.625%		195,000	175,036
Total				2,361,250
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		315,000	186,216
MercadoLibre, Inc.
01/14/2026	2.375%		200,000	176,803
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		200,000	164,941
Total				527,960
Supranational 0.3%
Asian Development Bank
10/14/2026	3.000%	AUD	135,000	88,665
European Investment Bank(a),(b)
SONIA + 0.350% 06/29/2023	3.280%	GBP	115,000	138,804
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	120,000	79,058

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	90,303
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	430,000	305,633
11/30/2026	2.875%	NZD	170,000	99,386
01/19/2027	1.800%	CAD	150,000	103,568
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	149,674
02/24/2026	3.600%	AUD	330,000	222,243
Nordic Investment Bank
04/10/2024	1.875%	NOK	980,000	97,169
Total				1,374,503
Technology 0.6%
Apple, Inc.
05/24/2025	0.875%	EUR	175,000	175,062
Broadcom, Inc.(a)
02/15/2033	2.600%		98,000	74,017
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	31,608
CommScope, Inc.(a)
09/01/2029	4.750%		160,000	134,738
Dell International LLC/EMC Corp.
07/15/2046	8.350%		115,000	134,283
Everi Holdings, Inc.(a)
07/15/2029	5.000%		175,000	152,318
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	205,000	194,876
12/03/2028	1.000%	EUR	100,000	88,592
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	93,892
Gartner, Inc.(a)
10/01/2030	3.750%		140,000	121,115
MSCI, Inc.(a)
09/01/2030	3.625%		440,000	372,248
02/15/2031	3.875%		160,000	139,017
11/01/2031	3.625%		155,000	129,643
08/15/2033	3.250%		90,000	70,983
Open Text Corp.(a),(n)
12/01/2027	6.900%		70,000	70,493
Oracle Corp.
04/01/2027	2.800%		100,000	91,407
03/25/2031	2.875%		60,000	50,248
11/09/2032	6.250%		200,000	211,156
11/15/2037	3.800%		55,000	43,612
11/15/2047	4.000%		280,000	208,441
Picard Midco, Inc.(a)
03/31/2029	6.500%		105,000	91,833
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
S&P Global, Inc.(a)
08/01/2028	4.750%		245,000	243,857
SK Hynix, Inc.(a)
01/19/2026	1.500%		200,000	173,795
Tencent Holdings Ltd.(a)
04/22/2041	3.680%		200,000	145,961
Total				3,243,195
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	72,566
03/16/2052	5.650%		140,000	117,860
Reynolds American, Inc.
08/15/2045	5.850%		510,000	445,059
Total				635,485
Transportation Services 0.0%
Hertz Corp (The)(a)
12/01/2029	5.000%		255,000	201,762
Wireless 0.8%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	97,983
01/15/2028	0.500%	EUR	100,000	87,423
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	87,155
Crown Castle International Corp.
01/15/2031	2.250%		65,000	52,615
Crown Castle, Inc.
07/15/2025	1.350%		39,000	35,477
Millicom International Cellular SA(a)
04/27/2031	4.500%		200,000	164,500
SBA Communications Corp.
02/15/2027	3.875%		595,000	549,535
02/01/2029	3.125%		305,000	255,058
Sprint Corp.
09/15/2023	7.875%		193,000	196,591
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%		506,250	498,896
03/20/2028	5.152%		125,000	123,032
T-Mobile US, Inc.
04/15/2026	2.625%		304,000	280,368
04/15/2027	3.750%		20,000	18,951
02/01/2028	4.750%		153,000	148,855
02/15/2029	2.625%		90,000	76,625
04/15/2029	3.375%		105,000	92,846
04/15/2030	3.875%		283,000	259,864
02/15/2031	2.875%		125,000	104,178
04/15/2031	3.500%		175,000	152,111
04/15/2040	4.375%		5,000	4,342

18	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	134,501
01/31/2031	4.250%		430,000	345,123
Vodafone Group PLC
05/30/2048	5.250%		230,000	207,558
06/19/2049	4.875%		20,000	17,172
Total				3,990,759
Wirelines 0.3%
AT&T, Inc.
03/25/2024	0.900%		77,000	73,065
12/01/2033	2.550%		340,000	267,442
05/15/2035	4.500%		35,000	32,125
03/01/2037	5.250%		45,000	44,097
05/15/2046	4.750%		40,000	34,939
12/01/2057	3.800%		467,000	339,534
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	178,367
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	177,990
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		275,000	233,231
07/01/2028	4.250%		165,000	130,702
11/15/2029	3.875%		50,000	38,904
Total Play Telecomunicaciones SA de CV(a)
11/12/2025	7.500%		210,000	178,665
Verizon Communications, Inc.
03/22/2024	0.750%		58,000	55,144
Total				1,784,205
Total Corporate Bonds & Notes (Cost $95,541,207)				84,772,409

Foreign Government Obligations(k),(o) 5.7%

Australia 0.3%
Australia Government Bond(a)
11/21/2024	0.250%	AUD	460,000	295,588
09/21/2026	0.500%	AUD	320,000	196,667
12/21/2030	1.000%	AUD	295,000	165,099
11/21/2031	1.000%	AUD	295,000	162,211
New South Wales Treasury Corp.(a)
03/20/2025	1.250%	AUD	330,000	212,928
05/20/2027	3.000%	AUD	325,000	214,115
Queensland Treasury Corp.(a)
08/20/2027	2.750%	AUD	290,000	188,625
Total				1,435,233
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	160,000	149,179
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Bahrain 0.0%
CBB International Sukuk Co. 7 SPC(a)
10/05/2025	6.875%		200,000	207,065
Brazil 0.1%
Brazilian Government International Bond
06/12/2030	3.875%		400,000	351,655
Canada 0.5%
Canada Housing Trust No. 1(a)
12/15/2025	1.950%	CAD	465,000	327,772
06/15/2026	1.250%	CAD	415,000	284,000
Canadian Government Bond
09/01/2024	1.500%	CAD	205,000	146,347
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	101,930
Province of Ontario
06/02/2028	2.900%	CAD	375,000	269,717
12/02/2030	1.350%	CAD	1,050,000	656,374
06/02/2045	3.450%	CAD	215,000	145,158
Province of Quebec
09/01/2023	3.000%	CAD	325,000	239,200
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	123,354
04/07/2025	0.200%	EUR	205,000	200,980
Total				2,494,832
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%		224,000	188,845
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		400,000	372,670
03/15/2029	4.500%		200,000	171,975
01/30/2030	3.000%		200,000	151,212
04/22/2032	3.250%		215,000	154,409
Colombian TES
07/24/2024	10.000%	COP	1,142,600,000	230,175
11/26/2025	6.250%	COP	378,657,000	66,753
Ecopetrol SA
06/26/2026	5.375%		50,000	46,811
04/29/2030	6.875%		110,000	98,345
11/02/2031	4.625%		105,000	79,472
05/28/2045	5.875%		55,000	37,887
Total				1,409,709
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%		350,000	298,981

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%		200,000	179,489
Greece 0.1%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	236,000	233,822
06/18/2030	1.500%	EUR	290,000	252,941
01/30/2042	4.200%	EUR	215,000	229,114
Total				715,877
Guatemala 0.0%
Guatemala Government Bond(a)
10/07/2033	3.700%		242,000	199,438
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	151,374
India 0.1%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	186,718
India Government Bond
04/08/2026	7.270%	INR	3,500,000	43,158
07/12/2031	6.100%	INR	7,990,000	90,657
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	175,306
Total				495,839
Indonesia 0.7%
Freeport Indonesia PT(a)
04/14/2027	4.763%		200,000	193,309
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	233,724
07/18/2024	2.150%	EUR	200,000	203,319
Indonesia Government International Bond
10/15/2030	3.850%		200,000	188,748
03/12/2033	1.100%	EUR	100,000	75,468
03/12/2051	3.050%		200,000	143,520
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	5,915,000,000	377,344
09/15/2026	8.375%	IDR	2,322,000,000	156,748
04/15/2027	5.125%	IDR	1,504,000,000	91,422
05/15/2028	6.125%	IDR	773,000,000	47,550
03/15/2029	9.000%	IDR	2,298,000,000	161,751
05/15/2031	8.750%	IDR	4,550,000,000	321,003
04/15/2032	6.375%	IDR	6,547,000,000	401,189
05/15/2033	6.625%	IDR	2,025,000,000	124,889
06/15/2035	7.500%	IDR	1,095,000,000	71,865
05/15/2038	7.500%	IDR	1,751,000,000	114,406
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	265,270
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	216,681
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	174,159
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	265,198
Total				3,827,563
Ireland 0.0%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	90,000	87,221
Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%		200,000	175,402
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(a)
07/01/2025	1.850%	EUR	285,000	288,408
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	173,982
Total				462,390
Japan 0.2%
Japan Government 5-Year Bond
06/20/2025	0.100%	JPY	102,050,000	741,151
Japan Government Five-Year Bond
03/20/2027	0.005%	JPY	30,000,000	216,611
Total				957,762
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	194,487
Malaysia 0.3%
Malaysia Government Bond
09/30/2024	4.059%	MYR	975,000	221,071
03/14/2025	3.882%	MYR	970,000	218,422
11/30/2026	3.900%	MYR	405,000	90,941
11/16/2027	3.899%	MYR	1,300,000	291,743
06/15/2028	3.733%	MYR	375,000	83,147
04/15/2033	3.844%	MYR	1,223,000	264,633
07/05/2034	3.828%	MYR	400,000	86,028
Petronas Capital Ltd.(a)
01/28/2032	2.480%		200,000	167,986
Total				1,423,971

20	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mauritius 0.1%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	188,384
Greenko Wind Projects Mauritius Ltd.(a)
04/06/2025	5.500%		205,000	192,284
Total				380,668
Mexico 0.4%
Mexican Bonos
03/06/2025	5.000%	MXN	6,690,000	311,036
03/05/2026	5.750%	MXN	5,420,000	250,936
06/03/2027	7.500%	MXN	10,590,000	512,866
Mexico Government International Bond
05/24/2031	2.659%		475,000	396,077
05/29/2031	7.750%	MXN	9,670,000	459,110
Petroleos Mexicanos
09/21/2047	6.750%		100,000	63,224
02/12/2048	6.350%		19,000	11,585
01/23/2050	7.690%		231,000	158,890
01/28/2060	6.950%		70,000	44,758
Total				2,208,482
Netherlands 0.1%
Bank Nederlandse Gemeenten NV(a)
06/07/2024	0.250%	EUR	85,000	85,334
Greenko Dutch BV(a)
03/29/2026	3.850%		191,000	164,941
Total				250,275
New Zealand 0.3%
New Zealand Government Bond
05/15/2024	0.500%	NZD	975,000	578,527
05/15/2026	0.500%	NZD	770,000	424,626
New Zealand Government Bond(a)
04/15/2027	4.500%	NZD	280,000	177,821
New Zealand Local Government Funding Agency Bond(a)
04/15/2026	1.500%	NZD	160,000	90,143
New Zealand Local Government Funding Agency Bond
04/15/2027	4.500%	NZD	285,000	177,270
Total				1,448,387
Norway 0.4%
Kommunalbanken AS
07/15/2024	5.250%	AUD	184,000	127,564
07/16/2025	4.250%	AUD	280,000	191,449
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	3.120%	NOK	2,000,000	203,275
3-month NIBOR + 0.340% 06/19/2024	3.100%	NOK	2,000,000	203,373
Norway Government Bond(a)
03/13/2025	1.750%	NOK	3,815,000	373,439
02/19/2026	1.500%	NOK	1,805,000	173,158
02/17/2027	1.750%	NOK	3,025,000	289,067
05/18/2032	2.125%	NOK	2,775,000	258,911
Total				1,820,236
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	196,738
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%		200,000	174,435
09/29/2032	2.252%		200,000	151,735
Total				326,170
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	197,134
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%		100,000	97,698
06/20/2030	2.844%		165,000	142,378
Total				240,076
Philippines 0.1%
Philippine Government International Bond
05/17/2027	0.875%	EUR	305,000	278,224
05/05/2030	2.457%		200,000	173,325
01/14/2036	6.250%	PHP	10,000,000	160,388
Total				611,937
Poland 0.0%
Republic of Poland Government International Bond
11/16/2032	5.750%		28,000	29,642
Portugal 0.1%
Portugal Obrigacoes do Tesouro OT(a)
10/15/2027	0.700%	EUR	90,000	86,770
07/16/2032	1.650%	EUR	440,000	411,389
Total				498,159
Qatar 0.2%
Qatar Energy(a)
07/12/2031	2.250%		200,000	167,281

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/16/2030	3.750%		250,000	241,702
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	388,930
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	195,789
Total				993,702
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	160,680
Saudi Arabia 0.0%
Saudi Government International Bond(a)
03/04/2028	3.625%		200,000	190,928
Singapore 0.1%
Singapore Government Bond
11/01/2026	1.250%	SGD	515,000	354,618
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		300,000	273,501
South Korea 0.2%
Korea Treasury Bond
09/10/2024	3.125%	KRW	304,590,000	228,197
03/10/2027	2.375%	KRW	1,095,160,000	789,697
06/10/2027	2.125%	KRW	316,190,000	226,000
Total				1,243,894
Spain 0.1%
Spain Government Bond(a)
07/30/2024	0.250%	EUR	330,000	332,178
07/30/2027	0.800%	EUR	255,000	245,741
Total				577,919
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	250,000	258,087
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%		240,000	240,156
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2030	3.125%		200,000	186,467
03/02/2031	1.700%		205,000	169,963
04/16/2050	3.875%		200,000	167,656
Foreign Government Obligations(k),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	196,716
Total				720,802
United Kingdom 0.1%
United Kingdom Gilt(a)
01/31/2024	0.125%	GBP	290,000	336,829
01/31/2025	0.250%	GBP	80,000	89,915
Total				426,744
Uruguay 0.1%
Uruguay Government International Bond
01/23/2031	4.375%		325,000	324,998
Total Foreign Government Obligations (Cost $32,654,277)				29,380,245

Municipal Bonds 0.1%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	65,225
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%		250,000	260,241
Special Non Property Tax 0.0%
State Board of Administration Finance Corp.
Revenue Bonds
Taxable
Series 2020A
07/01/2030	2.154%		40,000	32,278
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2031	6.548%		250,000	258,609
Total Municipal Bonds (Cost $707,236)				616,353

22	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
Wells Fargo & Co.(l)
12/31/2049	5.850%	7,885	183,090
Total Preferred Debt (Cost $206,354)			183,090

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
U.S. Bancorp(l)	5.099%	260	220,714
Valley National Bancorp(l)	7.252%	6,350	162,433
Total			383,147
Capital Markets 0.0%
Stifel Financial Corp.	4.500%	7,350	131,859
Total Financials			515,006
Total Preferred Stocks (Cost $591,714)			515,006

Residential Mortgage-Backed Securities - Agency 5.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2052	4.500%	343,101	334,199
Federal Home Loan Mortgage Corp.(b)
CMO Series 204919 Class FP
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 09/25/2049	4.466%	147,067	142,598
Federal National Mortgage Association
09/01/2052	4.500%	532,723	521,871
Federal National Mortgage Association(b)
CMO Series 2012-56 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2042	4.466%	91,689	89,623
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	234,783	219,510
CMO Series 2019-33 Class FN
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/25/2049	4.416%	179,942	177,508
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	626,253	118,486
CMO Series 2018-63 Class IO
09/20/2047	4.000%	825,784	133,295
Government National Mortgage Association(b)
CMO Series 2019-86 Class FE
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/20/2049	4.339%	188,882	185,919
Government National Mortgage Association(c)
CMO Series 2020-133 Class FA
02/20/2049	3.857%	135,396	134,865
Uniform Mortgage-Backed Security TBA(n)
01/13/2052	2.000%	5,225,000	4,307,768
01/13/2052	2.500%	8,275,000	7,084,499
12/13/2052	3.000%	4,525,000	4,004,398
12/13/2052	4.000%	775,000	732,829
12/13/2052	4.500%	4,275,000	4,160,777
12/13/2052	5.000%	3,590,000	3,572,050
12/13/2052	5.500%	1,410,000	1,426,007
Total Residential Mortgage-Backed Securities - Agency (Cost $26,964,973)			27,346,202

Residential Mortgage-Backed Securities - Non-Agency 6.8%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	5.266%	658,700	469,065
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 11.000% 11/25/2035	4.656%	116,342	112,825
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.603%	205,880	177,996
Alternative Loan Trust(b)
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 10.000% 09/25/2047	4.456%	465,016	387,214
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	7.209%	108,533	106,450
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	64,229	59,195

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.450%, Cap 11.000% 04/20/2035	4.614%	191,924	188,027
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	3.846%	590,581	563,677
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	4.841%	221,023	221,349
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	4.224%	295,427	240,272
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	4.254%	401,771	353,921
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	4.194%	318,281	271,063
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	4.764%	289,039	284,166
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.915% Floor 0.610% 10/25/2035	4.959%	437,677	435,728
CIM Trust(a),(c)
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	468,300	419,208
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	3.160%	250,163	195,850
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month USD LIBOR + 0.450% Floor 0.450% 10/25/2036	4.466%	323,176	318,676
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	93,246	88,562
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	4.521%	50,006	49,102
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	5.621%	24,498	24,205
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	7.021%	500,000	490,980
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	5.521%	44,865	44,469
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	6.521%	455,000	426,534
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	6.271%	87,627	87,946
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	5.525%	183,581	182,734
Subordinated CMO Series 2022-R01 Class 1B1
30-day Average SOFR + 3.150% 12/25/2041	6.671%	511,000	467,964
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	4.916%	143,404	131,300
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	4.816%	285,069	261,015
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	19,726	18,647
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,380,097	1,216,555
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month USD LIBOR + 1.575% Floor 1.575% 12/25/2034	5.591%	912,003	823,772
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.705% Floor 0.470% 04/25/2036	4.721%	37,109	37,036

24	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	4.706%	264,983	261,171
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.560% 03/25/2036	4.324%	134,883	133,113
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	3.931%	141,083	130,431
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 14.000% 02/25/2036	4.796%	289,468	279,184
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	5.521%	165,752	163,795
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	5.721%	201,543	200,321
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	6.871%	285,000	279,474
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	6.021%	157,474	157,131
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	7.021%	90,000	87,512
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	7.071%	130,000	123,143
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.671%	200,176	199,426
GCAT Trust(a),(c)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	97,894	96,233
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	4.704%	341,735	319,114
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	2.984%	421,467	313,627
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.832%	800,000	630,572
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.660% Floor 0.330% 12/25/2035	4.704%	810,000	781,677
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	4.504%	141,997	139,504
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	4.184%	792,944	467,506
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	4.139%	495,648	407,219
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.700% Floor 0.350% 03/25/2036	4.744%	98,150	96,885
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month USD LIBOR + 0.780% Floor 0.390% 11/25/2035	4.824%	599,161	524,923
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.260% Floor 0.260% 12/25/2036	4.304%	1,208,774	500,416
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	4.716%	240,066	235,443
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 11.500% 02/25/2037	4.556%	559,047	495,067
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.440% Floor 0.220% 04/25/2046	4.484%	710,020	575,853

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.420% Floor 0.420% 04/25/2046	4.464%	654,527	530,592
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.500% 03/25/2036	4.476%	482,352	446,510
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.680% Floor 0.340%, Cap 11.500% 04/25/2047	4.696%	164,774	155,726
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	4.629%	277,060	268,177
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	4.324%	1,103,000	992,740
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	671,030	646,862
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	529,023	262,671
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month USD LIBOR + 0.340% Floor 0.170% 10/25/2036	4.356%	490,904	436,712
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	4.069%	472,951	400,117
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 1.700% Floor 1.700% 09/25/2047	5.716%	565,441	464,185
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month USD LIBOR + 0.160% Floor 0.160% 11/25/2036	4.176%	1,594,724	481,582
CMO Series 2006-4 Class 1A
1-month USD LIBOR + 0.300% Floor 0.300% 05/25/2036	4.316%	1,022,248	580,552
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.660% 06/25/2035	5.006%	672,400	651,073
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	4.824%	288,766	274,820
CMO Series 2007-HE2 Class A2B
1-month USD LIBOR + 0.090% Floor 0.090% 01/25/2037	4.134%	1,246,763	599,326
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	4.304%	710,834	488,708
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month USD LIBOR + 1.250% Floor 0.750% 09/25/2035	5.266%	500,000	466,716
NMLT Trust(a),(c)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	834,766	665,776
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	3.604%	24,642	24,498
OBX Trust(a),(c)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	644,741	483,790
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	4.676%	399,219	394,337
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	4.186%	892,797	476,456
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2022-4 Class A2
08/25/2027	5.000%	615,000	550,298
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	651,830

26	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.380% Floor 0.190% 07/25/2036	4.424%	335,992	289,530
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	4.424%	316,322	282,600
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.320% Floor 0.160% 01/25/2037	4.364%	614,536	504,747
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.330%, Cap 14.000% 05/25/2036	4.539%	549,964	534,439
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	581,348	458,004
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	4.296%	326,923	308,532
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	4.316%	5,217	5,267
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.440% Floor 0.220% 05/25/2037	4.456%	391,537	336,980
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	4.816%	378,602	361,290
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR8 Class A1A
1-month USD LIBOR + 0.400% Floor 0.200%, Cap 10.500% 10/25/2036	4.416%	472,422	422,339
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month USD LIBOR + 0.705% Floor 0.470%, Cap 11.000% 02/25/2035	4.721%	756,186	753,423
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	4.756%	344,522	310,389
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	4.616%	95,605	94,057
Towd Point Mortgage Trust(a),(c)
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.075%	760,000	683,898
Verus Securitization Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	165,109	142,750
CMO Series 2022-4 Class A2
04/25/2067	4.740%	177,656	164,625
CMO Series 2022-8 Class A3
09/25/2067	6.127%	98,880	95,197
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	97,245	94,176
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month USD LIBOR + 0.230% Floor 0.230% 01/25/2037	4.246%	1,154,625	555,791
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	2.819%	585,977	458,574
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	2.989%	223,866	181,637
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $37,999,560)			35,186,542

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Pharmaceuticals 0.0%
Zogenix, Inc. CVR(e),(f),(g)	29,926	21,825
Total Health Care		21,825
Total Rights (Cost $—)		21,825

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	8.993%	105,000	104,269
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(b),(p)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/21/2027	8.777%	237,500	244,031
United AirLines, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.108%	359,321	354,316
Total			702,616
Consumer Cyclical Services 0.0%
APX Group, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 07/10/2028	6.736%	86	82
Gaming 0.0%
Bally’s Corp.(b),(p)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	7.129%	90	86
Media and Entertainment 0.0%
AP Core Holdings II LLC(b),(p)
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 5.500% Floor 0.750% 09/01/2027	9.571%	50,000	44,208
Pharmaceuticals 0.0%
Jazz Pharmaceuticals PLC(b),(p)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	7.571%	7,019	6,958
Restaurants 0.1%
1011778 BC ULC(b),(p)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	5.900%	93,086	91,223
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Yum! Brands(b),(p)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	5.661%	294,110	289,593
Total			380,816
Retailers 0.0%
Restoration Hardware, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 10/20/2028	6.571%	219	206
Wirelines 0.0%
Patagonia Holdco LLC(b),(p)
Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 08/01/2029	9.960%	50,000	39,875
Total Senior Loans (Cost $1,192,766)			1,174,847

Treasury Bills 0.4%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.4%
U.S. Treasury Bills
04/20/2023	4.460%	1,355,000	1,332,048
07/13/2023	4.550%	500,000	486,361
Total			1,818,409
Total Treasury Bills (Cost $1,822,421)			1,818,409

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
09/04/2024	1.610%	400,000	378,731
Total U.S. Government & Agency Obligations (Cost $400,000)			378,731

U.S. Treasury Obligations 1.7%

U.S. Treasury
02/28/2026	0.500%	230,000	205,347
01/31/2027	1.500%	1,050,000	952,957
05/31/2027	2.625%	230,000	218,356
03/31/2029	2.375%	345,000	317,562
02/15/2032	1.875%	661,000	569,596
05/15/2032	2.875%	2,620,000	2,457,069
08/15/2032	2.750%	1,065,000	986,955

28	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2042	2.375%	1,165,000	906,880
02/15/2049	3.000%	1,410,000	1,196,077
02/15/2050	2.000%	890,000	607,842
08/15/2052	3.000%	280,000	239,925
Total U.S. Treasury Obligations (Cost $9,280,939)			8,658,566

Options Purchased Calls 0.0%
Value ($)
(Cost $130,547)	82,039

Options Purchased Puts 0.0%

(Cost $90,917)	7,928

Money Market Funds 38.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(q),(r)	200,518,126	200,437,919
Total Money Market Funds (Cost $200,424,909)		200,437,919
Total Investments in Securities (Cost $550,416,408)		525,666,937

Investments in Securities Sold Short

Common Stocks (0.5)%
Issuer	Shares	Value ($)
Financials (0.0)%
Capital Markets (0.0)%
IntercontinentalExchange Group, Inc.	(879)	(95,204)
Total Financials		(95,204)
Information Technology (0.5)%
Semiconductors & Semiconductor Equipment (0.5)%
Broadcom, Inc.	(3,464)	(1,908,768)
MaxLinear, Inc.(f)	(8,446)	(309,124)
Total		(2,217,892)
Total Information Technology		(2,217,892)
Total Common Stocks (Proceeds $2,180,763)		(2,313,096)
Total Investments in Securities Sold Short (Proceeds $2,180,763)		(2,313,096)
Total Investments in Securities, Net of Securities Sold Short		523,353,841
Other Assets & Liabilities, Net		(4,221,954)
Net Assets		519,131,887

At November 30, 2022, securities and/or cash totaling $23,000,518 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,934,717 AUD	1,987,459 USD	ANZ Securities	01/18/2023	—	(8,670)
211,785 USD	325,030 AUD	ANZ Securities	01/18/2023	9,293	—
250,466 USD	37,202,389 JPY	ANZ Securities	01/18/2023	20,712	—
369,076 EUR	326,703 GBP	Barclays	01/18/2023	8,826	—
366,667 EUR	368,331 USD	Barclays	01/18/2023	—	(14,752)
536,561 SGD	378,559 USD	Barclays	01/18/2023	—	(15,878)
646,085 USD	875,580 CAD	Barclays	01/18/2023	5,342	—
761,330 USD	764,441 EUR	Barclays	01/18/2023	37,339	—
387,682 USD	533,541 SGD	Barclays	01/18/2023	4,534	—
146,401 AUD	93,494 USD	BNY Capital Markets	01/18/2023	—	(6,085)
2,239,762 CAD	1,646,286 USD	CIBC	01/18/2023	—	(20,086)
329,154 GBP	369,076 EUR	CIBC	01/18/2023	—	(11,785)
90,206,231 JPY	634,058 USD	CIBC	01/18/2023	—	(23,478)
1,100,072 SGD	778,391 USD	CIBC	01/18/2023	—	(30,292)
3,178,361 USD	4,344,077 CAD	CIBC	01/18/2023	53,611	—
917,433 USD	1,223,330 CAD	CIBC	01/18/2023	—	(7,282)
64,704 USD	1,268,354 MXN	CIBC	01/18/2023	478	—
264,759 USD	365,789 SGD	CIBC	01/18/2023	4,139	—
75,000 AUD	47,815 USD	Citi	01/18/2023	—	(3,198)
2,095,175 CAD	1,538,138 USD	Citi	01/18/2023	—	(20,662)
Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
551,112 EUR	544,829 USD	Citi	01/18/2023	—	(30,958)
126,836,827 JPY	872,142 USD	Citi	01/18/2023	—	(52,404)
78,196 NZD	72,500 AUD	Citi	01/18/2023	3	—
781,433 NZD	476,415 USD	Citi	01/18/2023	—	(16,349)
422,355 SGD	295,337 USD	Citi	01/18/2023	—	(15,144)
727,766 USD	997,550 CAD	Citi	01/18/2023	14,406	—
405,397 USD	361,875 GBP	Citi	01/18/2023	31,494	—
193,841 USD	267,279 SGD	Citi	01/18/2023	2,641	—
187,920,165 CLP	200,000 USD	Deutsche Bank	12/05/2022	—	(10,923)
200,000 USD	180,875,525 CLP	Deutsche Bank	12/05/2022	3,016	—
181,190,305 CLP	200,000 USD	Deutsche Bank	12/14/2022	—	(3,065)
200,000 USD	177,735,015 CLP	Deutsche Bank	12/14/2022	—	(807)
6,916,218 USD	559,494,291 INR	Deutsche Bank	12/15/2022	—	(45,472)
4,300,000 USD	5,727,813,963 KRW	Deutsche Bank	12/15/2022	64,394	—
529,747 USD	16,280,810 TWD	Deutsche Bank	12/15/2022	275	—
900,000 USD	27,562,550 TWD	Deutsche Bank	12/15/2022	—	(2,701)
89,258,297 CLP	100,000 USD	Deutsche Bank	12/16/2022	—	(1)
386,292,916 INR	4,748,106 USD	Deutsche Bank	12/16/2022	4,300	—
145,315,530 INR	1,784,344 USD	Deutsche Bank	12/16/2022	—	(179)
3,822,820,780 KRW	2,900,000 USD	Deutsche Bank	12/16/2022	—	(13,953)
239,921 TWD	7,815 USD	Deutsche Bank	12/16/2022	1	—
673,644 TWD	21,932 USD	Deutsche Bank	12/16/2022	—	(9)
100,000 USD	90,069,703 CLP	Deutsche Bank	12/16/2022	910	—
1,316,232 USD	106,941,951 INR	Deutsche Bank	12/16/2022	—	(2,949)
177,855,307 CLP	200,000 USD	Deutsche Bank	12/19/2022	838	—
100,000 USD	94,399,643 CLP	Deutsche Bank	12/19/2022	5,708	—
100,000 USD	89,239,847 CLP	Deutsche Bank	12/19/2022	—	(70)
1,500,000 USD	121,538,572 INR	Deutsche Bank	12/19/2022	—	(7,445)
600,000 USD	794,577,730 KRW	Deutsche Bank	12/19/2022	6,353	—
200,000 USD	6,133,275 TWD	Deutsche Bank	12/19/2022	43	—
94,434,933 CLP	100,000 USD	Deutsche Bank	12/21/2022	—	(5,713)
100,000 USD	92,683,817 CLP	Deutsche Bank	12/21/2022	3,753	—
2,196,600 CAD	1,651,530 USD	Goldman Sachs	12/15/2022	18,131	—
382,100 CAD	280,235 USD	Goldman Sachs	12/15/2022	—	(3,896)
9,162,300 EUR	9,196,207 USD	Goldman Sachs	12/15/2022	—	(349,794)
4,774,500 GBP	5,489,524 USD	Goldman Sachs	12/15/2022	—	(268,087)
479,200 SEK	45,940 USD	Goldman Sachs	12/15/2022	260	—
27,381,400 SEK	2,563,500 USD	Goldman Sachs	12/15/2022	—	(46,652)
77,967 USD	103,500 CAD	Goldman Sachs	12/15/2022	—	(1,004)
4,574,292 USD	4,508,100 EUR	Goldman Sachs	12/15/2022	122,599	—
802,010 USD	718,400 GBP	Goldman Sachs	12/15/2022	64,315	—
163,173 USD	1,791,900 SEK	Goldman Sachs	12/15/2022	7,641	—
1,728,161 USD	17,895,700 SEK	Goldman Sachs	12/15/2022	—	(22,240)
75,000 CAD	7,860,135 JPY	Goldman Sachs	01/18/2023	1,495	—
1,001,187 CAD	732,997 USD	Goldman Sachs	01/18/2023	—	(11,882)
369,087 EUR	327,447 GBP	Goldman Sachs	01/18/2023	9,713	—
150,000 GBP	24,184,470 JPY	Goldman Sachs	01/18/2023	—	(4,808)
7,781,730 JPY	75,000 CAD	Goldman Sachs	01/18/2023	—	(923)
673,490 SGD	478,165 USD	Goldman Sachs	01/18/2023	—	(16,930)
558,244 USD	837,789 AUD	Goldman Sachs	01/18/2023	11,601	—
1,550,822 USD	2,121,438 CAD	Goldman Sachs	01/18/2023	27,518	—
250,146 USD	35,725,801 JPY	Goldman Sachs	01/18/2023	10,269	—
384,884 USD	545,108 SGD	Goldman Sachs	01/18/2023	15,834	—
150,000 AUD	95,241 USD	HSBC	01/18/2023	—	(6,786)
484,049 CAD	360,625 USD	HSBC	01/18/2023	495	—
1,699,145 CAD	1,250,788 USD	HSBC	01/18/2023	—	(13,367)
743,461 EUR	657,445 GBP	HSBC	01/18/2023	16,982	—
3,142,003 EUR	3,175,961 USD	HSBC	01/18/2023	—	(106,722)
30	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
361,875 GBP	404,680 USD	HSBC	01/18/2023	—	(32,211)
1,361,267 MXN	66,402 USD	HSBC	01/18/2023	—	(3,554)
2,032,318 NOK	198,270 EUR	HSBC	01/18/2023	411	—
2,064,136 SGD	1,450,354 USD	HSBC	01/18/2023	—	(67,030)
862,417 USD	1,180,187 CAD	HSBC	01/18/2023	15,636	—
360,125 USD	360,625 EUR	HSBC	01/18/2023	16,647	—
546,239 USD	522,517 EUR	HSBC	01/18/2023	—	(327)
250,466 USD	36,483,377 JPY	HSBC	01/18/2023	15,471	—
739,136,100 INR	8,900,000 USD	JPMorgan	12/05/2022	—	(176,380)
6,092,558,200 KRW	4,300,000 USD	JPMorgan	12/05/2022	—	(324,842)
8,900,000 USD	733,847,657 INR	JPMorgan	12/05/2022	111,439	—
4,300,000 USD	5,901,761,999 KRW	JPMorgan	12/05/2022	180,010	—
15,200,000 AUD	13,676,709 CAD	JPMorgan	12/06/2022	—	(150,757)
577,441 AUD	375,000 EUR	JPMorgan	12/06/2022	—	(1,641)
1,315,233 AUD	750,000 GBP	JPMorgan	12/06/2022	11,203	—
1,000,000 AUD	94,372,260 JPY	JPMorgan	12/06/2022	4,934	—
4,600,000 AUD	428,213,030 JPY	JPMorgan	12/06/2022	—	(20,048)
2,400,000 AUD	2,632,090 NZD	JPMorgan	12/06/2022	29,406	—
3,700,000 AUD	2,503,350 USD	JPMorgan	12/06/2022	—	(8,509)
7,199,608 CAD	8,000,000 AUD	JPMorgan	12/06/2022	78,349	—
862,466 CAD	625,000 EUR	JPMorgan	12/06/2022	9,403	—
2,000,000 CAD	209,447,516 JPY	JPMorgan	12/06/2022	30,702	—
3,800,000 CAD	2,868,208 USD	JPMorgan	12/06/2022	43,020	—
1,224,444 CHF	1,250,000 EUR	JPMorgan	12/06/2022	6,476	—
500,000 CHF	74,035,642 JPY	JPMorgan	12/06/2022	7,742	—
3,000,000 CHF	3,200,099 USD	JPMorgan	12/06/2022	27,805	—
21,814,886 CNH	3,100,000 USD	JPMorgan	12/06/2022	3,080	—
4,308,726 CNH	600,000 USD	JPMorgan	12/06/2022	—	(11,682)
750,000 EUR	1,160,533 AUD	JPMorgan	12/06/2022	7,118	—
3,375,000 EUR	4,667,348 CAD	JPMorgan	12/06/2022	—	(43,317)
6,250,000 EUR	6,114,950 CHF	JPMorgan	12/06/2022	—	(40,068)
700,000 EUR	613,734 GBP	JPMorgan	12/06/2022	11,132	—
100,000 EUR	40,878,510 HUF	JPMorgan	12/06/2022	—	(273)
600,000 EUR	87,056,094 JPY	JPMorgan	12/06/2022	6,207	—
750,000 EUR	7,767,966 NOK	JPMorgan	12/06/2022	8,177	—
200,000 EUR	942,501 PLN	JPMorgan	12/06/2022	1,613	—
1,250,000 EUR	13,576,817 SEK	JPMorgan	12/06/2022	—	(8,003)
3,000,000 EUR	3,124,998 USD	JPMorgan	12/06/2022	2,018	—
3,750,000 GBP	6,561,202 AUD	JPMorgan	12/06/2022	—	(66,174)
250,000 GBP	285,005 CHF	JPMorgan	12/06/2022	11	—
625,000 GBP	694,382 CHF	JPMorgan	12/06/2022	—	(19,147)
3,077,961 GBP	3,500,000 EUR	JPMorgan	12/06/2022	—	(66,860)
375,000 GBP	62,060,085 JPY	JPMorgan	12/06/2022	—	(2,361)
2,000,000 GBP	2,366,920 USD	JPMorgan	12/06/2022	—	(43,985)
122,599,161 HUF	300,000 EUR	JPMorgan	12/06/2022	910	—
117,523,518 HUF	300,000 USD	JPMorgan	12/06/2022	1,504	—
6,846,578 ILS	2,000,000 USD	JPMorgan	12/06/2022	—	(7,128)
429,078,294 JPY	4,600,000 AUD	JPMorgan	12/06/2022	13,778	—
507,395,556 JPY	5,400,000 AUD	JPMorgan	12/06/2022	—	(10,599)
502,598,400 JPY	4,800,000 CAD	JPMorgan	12/06/2022	—	(73,136)
184,988,900 JPY	1,250,000 CHF	JPMorgan	12/06/2022	—	(18,628)
376,816,128 JPY	2,600,000 EUR	JPMorgan	12/06/2022	—	(23,802)
287,861,770 JPY	1,750,000 GBP	JPMorgan	12/06/2022	23,715	—
83,578,850 JPY	500,000 GBP	JPMorgan	12/06/2022	—	(2,881)
513,193,200 JPY	6,000,000 NZD	JPMorgan	12/06/2022	62,584	—
350,000,000 JPY	2,517,263 USD	JPMorgan	12/06/2022	—	(18,814)
16,000,000 MXN	825,539 USD	JPMorgan	12/06/2022	—	(3,133)
40,140,600 NOK	3,875,000 EUR	JPMorgan	12/06/2022	—	(42,871)
Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,000,000 NOK	6,296,014 SEK	JPMorgan	12/06/2022	—	(9,649)
29,825,530 NOK	3,000,000 USD	JPMorgan	12/06/2022	—	(29,111)
14,951,892 NZD	13,600,000 AUD	JPMorgan	12/06/2022	—	(189,776)
2,400,000 NZD	207,417,484 JPY	JPMorgan	12/06/2022	—	(9,526)
3,700,000 NZD	2,283,381 USD	JPMorgan	12/06/2022	—	(48,326)
2,830,173 PLN	600,000 EUR	JPMorgan	12/06/2022	—	(5,434)
11,298,617 PLN	2,500,000 USD	JPMorgan	12/06/2022	—	(15,208)
68,945,816 SEK	6,375,000 EUR	JPMorgan	12/06/2022	69,006	—
42,996,113 SEK	41,000,000 NOK	JPMorgan	12/06/2022	68,473	—
32,171,133 SEK	3,100,000 USD	JPMorgan	12/06/2022	35,589	—
4,218,713 SEK	400,000 USD	JPMorgan	12/06/2022	—	(1,847)
8,783,374 SGD	6,400,000 USD	JPMorgan	12/06/2022	—	(54,911)
65,912,270 TRY	3,300,000 USD	JPMorgan	12/06/2022	—	(229,320)
474,240 USD	700,000 AUD	JPMorgan	12/06/2022	976	—
532,382 USD	500,000 CHF	JPMorgan	12/06/2022	—	(3,666)
1,600,000 USD	11,464,999 CNH	JPMorgan	12/06/2022	27,613	—
651,265 USD	625,000 EUR	JPMorgan	12/06/2022	—	(644)
445,202 USD	375,000 GBP	JPMorgan	12/06/2022	6,842	—
500,000 USD	1,706,988 ILS	JPMorgan	12/06/2022	417	—
358,996 USD	50,000,000 JPY	JPMorgan	12/06/2022	3,301	—
5,064,382 USD	98,500,000 MXN	JPMorgan	12/06/2022	37,131	—
2,800,000 USD	27,861,989 NOK	JPMorgan	12/06/2022	29,692	—
432,341 USD	700,000 NZD	JPMorgan	12/06/2022	8,793	—
400,000 USD	1,812,498 PLN	JPMorgan	12/06/2022	3,484	—
600,000 USD	6,258,464 SEK	JPMorgan	12/06/2022	—	(3,860)
1,400,000 USD	1,921,328 SGD	JPMorgan	12/06/2022	11,986	—
3,300,000 USD	62,737,983 TRY	JPMorgan	12/06/2022	59,350	—
500,000 USD	8,631,882 ZAR	JPMorgan	12/06/2022	—	(580)
46,496,640 ZAR	2,700,000 USD	JPMorgan	12/06/2022	9,814	—
734,418,477 INR	8,900,000 USD	JPMorgan	12/12/2022	—	(118,739)
8,900,000 USD	725,197,404 INR	JPMorgan	12/12/2022	5,503	—
5,901,153,590 KRW	4,300,000 USD	JPMorgan	12/14/2022	—	(194,779)
4,300,000 USD	5,677,407,779 KRW	JPMorgan	12/14/2022	24,357	—
563,739,823 INR	6,916,218 USD	JPMorgan	12/15/2022	—	(6,664)
5,677,462,000 KRW	4,300,000 USD	JPMorgan	12/15/2022	—	(26,027)
44,295,480 TWD	1,429,747 USD	JPMorgan	12/15/2022	—	(12,292)
5,216,218 USD	427,358,705 INR	JPMorgan	12/16/2022	31,890	—
2,900,000 USD	3,886,496,162 KRW	JPMorgan	12/16/2022	62,489	—
29,747 USD	922,645 TWD	JPMorgan	12/16/2022	304	—
161,716,143 INR	1,983,782 USD	JPMorgan	12/19/2022	—	(2,174)
3,886,530,410 KRW	2,900,000 USD	JPMorgan	12/19/2022	—	(65,862)
75,249,370 TWD	2,429,747 USD	JPMorgan	12/19/2022	—	(24,588)
483,782 USD	39,617,606 INR	JPMorgan	12/19/2022	2,742	—
2,300,000 USD	3,110,393,156 KRW	JPMorgan	12/19/2022	73,581	—
1,429,747 USD	44,253,458 TWD	JPMorgan	12/19/2022	13,625	—
427,620,335 INR	5,216,218 USD	JPMorgan	12/23/2022	—	(35,272)
3,110,267,943 KRW	2,300,000 USD	JPMorgan	12/23/2022	—	(77,053)
5,216,218 USD	426,863,164 INR	JPMorgan	12/23/2022	25,974	—
39,646,859 INR	483,782 USD	JPMorgan	12/27/2022	—	(3,119)
483,782 USD	39,568,986 INR	JPMorgan	12/27/2022	2,163	—
427,062,200 INR	5,216,218 USD	JPMorgan	12/30/2022	—	(28,587)
39,589,574 INR	483,782 USD	JPMorgan	01/03/2023	—	(2,344)
1,095,080 CAD	804,281 USD	JPMorgan	01/18/2023	—	(10,453)
1,241,900 EUR	1,227,505 USD	JPMorgan	01/18/2023	—	(69,999)
653,838 GBP	738,153 EUR	JPMorgan	01/18/2023	—	(18,174)
24,666,450 JPY	150,000 GBP	JPMorgan	01/18/2023	1,295	—
113,492,829 JPY	782,578 USD	JPMorgan	01/18/2023	—	(44,700)
967,767 MXN	49,284 USD	JPMorgan	01/18/2023	—	(450)
32	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,034,981 NOK	198,270 EUR	JPMorgan	01/18/2023	140	—
4,321,219 NOK	416,366 EUR	JPMorgan	01/18/2023	—	(4,563)
2,032,932 SGD	1,427,400 USD	JPMorgan	01/18/2023	—	(67,046)
1,035,335 USD	1,414,714 CAD	JPMorgan	01/18/2023	17,205	—
184,933 USD	248,442 CAD	JPMorgan	01/18/2023	—	(94)
318,217 USD	330,099 EUR	JPMorgan	01/18/2023	26,661	—
723,594 USD	651,375 GBP	JPMorgan	01/18/2023	62,809	—
371,875 USD	55,710,593 JPY	JPMorgan	01/18/2023	34,214	—
75,000 USD	766,174 NOK	JPMorgan	01/18/2023	2,938	—
581,522 USD	802,421 SGD	JPMorgan	01/18/2023	8,352	—
68,821,896 TRY	3,500,000 USD	JPMorgan	02/15/2023	—	(35,355)
600,000 USD	11,805,887 TRY	JPMorgan	02/15/2023	6,464	—
1,278,514 AUD	840,910 USD	Morgan Stanley	01/18/2023	—	(28,706)
534,297 CAD	398,066 USD	Morgan Stanley	01/18/2023	552	—
1,125,740 CAD	822,576 USD	Morgan Stanley	01/18/2023	—	(14,969)
365,961 EUR	323,877 GBP	Morgan Stanley	01/18/2023	8,669	—
72,500 EUR	1,479,261 MXN	Morgan Stanley	01/18/2023	274	—
861,636 EUR	857,138 USD	Morgan Stanley	01/18/2023	—	(43,076)
1,634,287 GBP	1,864,422 EUR	Morgan Stanley	01/18/2023	—	(25,170)
765,514 GBP	885,285 USD	Morgan Stanley	01/18/2023	—	(38,918)
290,875 MXN	14,808 USD	Morgan Stanley	01/18/2023	—	(140)
548,623 NOK	75,000 CAD	Morgan Stanley	01/18/2023	—	(9)
7,274,928 NOK	724,681 USD	Morgan Stanley	01/18/2023	—	(15,354)
429,590 NZD	256,061 USD	Morgan Stanley	01/18/2023	—	(14,834)
146,031 USD	225,000 AUD	Morgan Stanley	01/18/2023	7,009	—
1,218,344 USD	1,682,962 CAD	Morgan Stanley	01/18/2023	33,771	—
837,589 USD	855,526 EUR	Morgan Stanley	01/18/2023	56,242	—
545,989 USD	522,517 EUR	Morgan Stanley	01/18/2023	—	(77)
14,508 USD	13,475 GBP	Morgan Stanley	01/18/2023	1,761	—
482,080 USD	71,820,812 JPY	Morgan Stanley	01/18/2023	41,440	—
373,487 USD	613,906 NZD	Morgan Stanley	01/18/2023	13,636	—
1,534,515 USD	2,173,687 SGD	Morgan Stanley	01/18/2023	63,402	—
64,575 USD	88,732 SGD	National Australia Bank	01/18/2023	653	—
1,178,282 CAD	881,833 USD	RBC Capital Markets	01/18/2023	5,197	—
3,284,744 CAD	2,406,654 USD	RBC Capital Markets	01/18/2023	—	(37,180)
522,517 EUR	549,779 USD	RBC Capital Markets	01/18/2023	3,867	—
322,385 GBP	365,961 EUR	RBC Capital Markets	01/18/2023	—	(6,868)
7,816,650 JPY	75,000 CAD	RBC Capital Markets	01/18/2023	—	(1,178)
54,970,748 JPY	371,875 USD	RBC Capital Markets	01/18/2023	—	(28,821)
21,322,720 MXN	1,040,885 USD	RBC Capital Markets	01/18/2023	—	(54,903)
937,393 NZD	563,874 USD	RBC Capital Markets	01/18/2023	—	(27,236)
525,302 SGD	369,969 USD	RBC Capital Markets	01/18/2023	—	(16,190)
1,476,551 USD	2,023,414 CAD	RBC Capital Markets	01/18/2023	28,859	—
532,394 USD	710,910 CAD	RBC Capital Markets	01/18/2023	—	(3,481)
384,884 USD	547,608 SGD	RBC Capital Markets	01/18/2023	17,672	—
75,000 AUD	48,125 USD	Standard Chartered	01/18/2023	—	(2,889)
72,500 CAD	7,617,212 JPY	Standard Chartered	01/18/2023	1,584	—
1,493,530 CAD	1,091,250 USD	Standard Chartered	01/18/2023	—	(19,929)
366,667 EUR	367,948 USD	Standard Chartered	01/18/2023	—	(15,136)
651,375 GBP	714,663 USD	Standard Chartered	01/18/2023	—	(71,740)
7,563,674 JPY	72,500 CAD	Standard Chartered	01/18/2023	—	(1,194)
1,091,948 USD	953,333 GBP	Standard Chartered	01/18/2023	59,008	—
75,000 AUD	48,545 USD	State Street	01/18/2023	—	(2,468)
426,345 CAD	317,559 USD	State Street	01/18/2023	360	—
1,972,632 CAD	1,444,001 USD	State Street	01/18/2023	—	(23,628)
721,250 EUR	725,997 USD	State Street	01/18/2023	—	(27,547)
321,817 GBP	365,961 EUR	State Street	01/18/2023	—	(6,182)
36,476,944 JPY	250,121 USD	State Street	01/18/2023	—	(15,768)
Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,488,860 MXN	72,500 EUR	State Street	01/18/2023	—	(767)
528,457 SGD	369,171 USD	State Street	01/18/2023	—	(19,308)
46,760 USD	75,000 AUD	State Street	01/18/2023	4,254	—
875,368 USD	1,198,075 CAD	State Street	01/18/2023	15,994	—
622,341 USD	91,307,218 JPY	State Street	01/18/2023	43,220	—
577,176 USD	816,989 SGD	State Street	01/18/2023	23,407	—
75,000 CAD	7,782,667 JPY	UBS	01/18/2023	930	—
361,489 CAD	263,934 USD	UBS	01/18/2023	—	(5,012)
4,642,911 EUR	4,668,626 USD	UBS	01/18/2023	—	(182,166)
36,231,451 JPY	250,121 USD	UBS	01/18/2023	—	(13,979)
776,389 NOK	75,000 USD	UBS	01/18/2023	—	(3,977)
1,115,613 NZD	651,985 USD	UBS	01/18/2023	—	(51,510)
552,328 SGD	392,923 USD	UBS	01/18/2023	—	(13,103)
323,043 USD	438,147 CAD	UBS	01/18/2023	2,937	—
360,625 USD	479,447 CAD	UBS	01/18/2023	—	(3,919)
718,907 USD	721,250 EUR	UBS	01/18/2023	34,636	—
547,382 USD	522,517 EUR	UBS	01/18/2023	—	(1,470)
Total				2,564,270	(4,800,556)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Copper	2	02/2023	USD	411,950	12,943	—
3-Month Nickel	2	02/2023	USD	323,844	7,878	—
90-Day AUD Bank Bill	9	03/2023	AUD	8,922,339	400	—
Amsterdam Index	7	12/2022	EUR	1,014,510	19,477	—
Amsterdam Index	4	12/2022	EUR	579,720	3,475	—
Brazilian Real	10	12/2022	USD	190,750	6,063	—
Brent Crude	8	12/2022	USD	695,760	—	(62,431)
CAC40 Index	29	12/2022	EUR	1,953,585	31,722	—
CAC40 Index	13	12/2022	EUR	875,745	13,056	—
Class III Milk	1	01/2023	USD	39,660	—	(2,982)
Cocoa	1	03/2023	USD	24,980	58	—
Cocoa	2	03/2023	GBP	39,960	—	(313)
Cocoa	1	05/2023	GBP	19,210	427	—
Cocoa	1	07/2023	GBP	18,940	228	—
Copper	1	03/2023	USD	93,450	3,248	—
Corn	12	03/2023	USD	400,200	—	(20,199)
Corn	15	12/2023	USD	454,875	—	(845)
DAX Index	5	12/2022	EUR	1,802,250	21,425	—
DAX Index	2	12/2022	EUR	720,900	3,547	—
DAX Index Mini	2	12/2022	EUR	144,180	1,247	—
DJIA Index E-mini	6	12/2022	USD	1,037,970	36,197	—
DJIA Index E-mini	5	12/2022	USD	864,975	11,509	—
Energy Select Sector Index E-mini	2	12/2022	USD	190,260	12,837	—
Euro STOXX 50 Index	55	12/2022	EUR	2,180,750	53,922	—
Euro STOXX 50 Index	29	12/2022	EUR	1,149,850	47,968	—
Euro STOXX 50 Index	2	12/2022	EUR	76,100	2,337	—
Euro STOXX Banks Index	68	12/2022	EUR	323,170	26,227	—
FCOJ-A	2	01/2023	USD	60,210	—	(3,109)
FTSE 100 Index	53	12/2022	GBP	4,027,470	93,273	—
FTSE 100 Index	23	12/2022	GBP	1,747,770	33,802	—
FTSE Taiwan Index	2	12/2022	USD	104,040	418	—
FTSE/JSE Top 40 Index	13	12/2022	ZAR	8,951,280	15,974	—
FTSE/JSE Top 40 Index	8	12/2022	ZAR	5,508,480	12,566	—
FTSE/MIB Index	13	12/2022	EUR	1,601,145	48,346	—
FTSE/MIB Index	17	12/2022	EUR	2,093,805	35,929	—
34	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE/MIB Index Mini	3	12/2022	EUR	73,899	2,817	—
Gas Oil	7	01/2023	USD	654,150	—	(30,374)
Gold	1	08/2023	JPY	7,802,000	—	(1,212)
Gold	4	10/2023	JPY	31,192,000	—	(4,818)
IBEX 35 Index	19	12/2022	EUR	1,587,374	7,018	—
IBEX 35 Index	5	12/2022	EUR	417,730	6,202	—
Japanese Yen	1	12/2022	USD	90,806	1,173	—
Lean Hogs	1	02/2023	USD	34,140	—	(1,493)
Live Cattle	9	02/2023	USD	560,430	4,060	—
Live Cattle	24	02/2023	USD	1,494,480	2,576	—
Live Cattle	1	04/2023	USD	63,710	628	—
Live Cattle	1	06/2023	USD	62,230	768	—
Long Gilt	1	03/2023	GBP	104,990	—	(591)
Materials Select Sector Index E-mini	1	12/2022	USD	87,520	1,509	—
Mexican Peso	260	12/2022	USD	6,713,200	208,774	—
Mexican Peso	1	12/2022	USD	25,820	163	—
MSCI EAFE Index	3	12/2022	USD	296,970	2,766	—
MSCI Emerging Markets Index	6	12/2022	USD	294,750	—	(353)
NASDAQ 100 Index E-mini	1	12/2022	USD	240,845	3,339	—
NASDAQ 100 Index Micro E-mini	1	12/2022	USD	24,085	705	—
Natural Gas	1	01/2023	USD	68,180	—	(3,832)
Natural Gas	2	02/2023	USD	123,560	—	(3,643)
Natural Gas	4	09/2023	USD	214,000	5,774	—
Nickel	1	03/2023	USD	162,192	8,832	—
Nikkei 225 Index	1	12/2022	USD	141,875	2,073	—
Nikkei 225 Index	7	12/2022	JPY	196,280,000	—	(1,072)
Nikkei 225 Index	9	12/2022	JPY	126,225,000	—	(1,191)
Nikkei 225 Index	8	12/2022	JPY	224,320,000	—	(1,850)
Nikkei 225 Index Mini	83	12/2022	JPY	232,732,000	—	(2,583)
NY Harbor ULSD Heat Oil	5	12/2022	USD	706,335	—	(23,068)
NY Harbor ULSD Heat Oil	2	01/2023	USD	276,721	—	(2,864)
OMXS30 Index	37	12/2022	SEK	7,776,475	2,445	—
OMXS30 Index	31	12/2022	SEK	6,515,425	—	(948)
Platinum	6	01/2023	USD	311,790	6,114	—
Platinum	3	01/2023	USD	155,895	915	—
Platinum	2	10/2023	JPY	4,369,000	—	(485)
RBOB Gasoline	6	12/2022	USD	600,944	—	(41,674)
Real Estate Select Sector Index E-mini	1	12/2022	USD	48,000	774	—
Rough Rice	2	01/2023	USD	71,240	—	(804)
Russell 2000 Index E-mini	3	12/2022	USD	283,125	3,956	—
Russell 2000 Index Micro E-Mini	1	12/2022	USD	9,438	122	—
S&P Mid 400 Index E-mini	2	12/2022	USD	515,960	18,727	—
S&P Mid 400 Index E-mini	1	12/2022	USD	257,980	3,382	—
S&P/TSX 60 Index	7	12/2022	CAD	1,736,420	8,903	—
S&P/TSX 60 Index	1	12/2022	CAD	248,060	1,657	—
SGX CNX Nifty Index	29	12/2022	USD	1,097,157	22,913	—
Soybean	3	01/2023	USD	220,425	694	—
Soybean	10	03/2023	USD	737,750	23,333	—
Soybean	3	03/2023	USD	221,325	1,081	—
Soybean	1	05/2023	USD	74,138	473	—
Soybean	1	11/2023	USD	69,950	185	—
Soybean Meal	10	01/2023	USD	417,800	9,418	—
Soybean Meal	19	03/2023	USD	790,400	24,376	—
Soybean Meal	2	03/2023	USD	83,200	1,916	—
Soybean Oil	10	01/2023	USD	431,280	704	—
Soybean Oil	26	03/2023	USD	1,096,368	14,781	—
Soybean Oil	3	03/2023	USD	126,504	2,304	—
Soybean Oil	2	05/2023	USD	82,536	680	—
Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	9	12/2023	USD	346,680	2,920	—
SPI 200 Index	32	12/2022	AUD	5,847,200	45,474	—
SPI 200 Index	10	12/2022	AUD	1,827,250	23,905	—
STOXX Europe 600 Bank Index	4	12/2022	EUR	28,120	1,442	—
STOXX Europe 600 Index	19	12/2022	EUR	418,570	11,802	—
STOXX Europe 600 Index	25	12/2022	EUR	550,750	3,084	—
Sugar #11	23	02/2023	USD	505,669	1,316	—
Sugar #11	81	02/2023	USD	1,780,834	—	(34,089)
Sugar #11	2	04/2023	USD	41,574	—	(352)
Sugar #11	1	06/2023	USD	20,082	—	(13)
Swiss Franc	1	12/2022	USD	132,531	—	(470)
Technology Select Sector Index E-mini	1	12/2022	USD	136,860	7,549	—
Thai SET50 Index	129	12/2022	THB	25,665,840	11,568	—
TOPIX Index	11	12/2022	JPY	218,900,000	11,404	—
TOPIX Index	19	12/2022	JPY	378,100,000	225	—
Topix Index Mini	5	12/2022	JPY	9,950,000	1,753	—
U.S. Dollar Index	3	12/2022	USD	317,691	—	(14,325)
U.S. Treasury 2-Year Note	94	03/2023	USD	19,303,781	48,984	—
U.S. Treasury 5-Year Note	290	03/2023	USD	31,485,391	165,465	—
U.S. Treasury Ultra Bond	2	03/2023	USD	272,563	—	(1,627)
White Sugar #5	2	02/2023	USD	53,920	—	(272)
White Sugar #5	1	04/2023	USD	26,320	—	(51)
Yen Denominated Nikkei 225 Index	6	12/2022	JPY	85,110,000	9,212	—
Total					1,311,632	(263,933)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
1-Month SOFR	(1)	04/2023	USD	(396,386)	207	—
1-Month SOFR	(2)	04/2023	USD	(792,772)	—	(295)
30-Year Euro-Buxl	(7)	12/2022	EUR	(1,108,100)	—	(107,252)
3-Month Aluminum	(2)	02/2023	USD	(123,875)	—	(6,365)
3-Month Euro Euribor	(138)	03/2023	EUR	(33,525,375)	—	(39,728)
3-Month Euro Euribor	(18)	06/2023	EUR	(4,364,775)	17,060	—
3-Month Euro Euribor	(3)	09/2023	EUR	(727,350)	1,571	—
3-Month Euro Euribor	(3)	09/2024	EUR	(730,088)	3,748	—
3-Month Euro Euribor	(2)	12/2024	EUR	(487,150)	325	—
3-Month Euro Euribor	(1)	12/2024	EUR	(243,575)	—	(399)
3-Month Euro Euribor	(4)	06/2025	EUR	(975,300)	5,351	—
3-Month Euro Euribor	(1)	12/2025	EUR	(243,913)	—	(1,397)
3-Month Lead	(1)	02/2023	USD	(54,825)	—	(1,678)
3-Month SOFR	(228)	06/2023	USD	(54,198,450)	186,338	—
3-Month SOFR	(15)	09/2023	USD	(3,565,688)	34,630	—
3-Month SOFR	(11)	12/2023	USD	(2,619,650)	4,798	—
3-Month SONIA	(32)	06/2023	GBP	(7,646,800)	—	(109,256)
3-Month Zinc	(2)	02/2023	USD	(151,875)	—	(5,930)
Australian 10-Year Bond	(32)	12/2022	AUD	(3,861,106)	—	(31,956)
Australian 10-Year Bond	(28)	12/2022	AUD	(3,378,468)	—	(34,237)
Australian 3-Year Bond	(58)	12/2022	AUD	(6,264,491)	—	(6,148)
Australian Dollar	(64)	12/2022	USD	(4,348,160)	—	(129,440)
Banker’s Acceptance	(34)	03/2023	CAD	(8,090,300)	1,256	—
Brazilian Real	(1)	12/2022	USD	(19,075)	—	(617)
Brent Crude	(1)	12/2022	USD	(86,970)	—	(1,551)
Brent Crude	(3)	12/2022	USD	(260,910)	—	(5,253)
Brent Crude	(4)	01/2023	USD	(347,960)	—	(10,454)
Brent Crude	(2)	02/2023	USD	(173,660)	—	(5,372)
Brent Crude	(4)	10/2023	USD	(334,080)	—	(4,524)
36	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	(32)	12/2022	USD	(2,412,800)	—	(72,497)
Canadian Dollar	(98)	12/2022	USD	(7,293,650)	159,564	—
Canadian Dollar	(1)	12/2022	USD	(74,425)	693	—
Canadian Government 10-Year Bond	(35)	03/2023	CAD	(4,400,900)	—	(7,112)
Canadian Government 10-Year Bond	(14)	03/2023	CAD	(1,760,360)	—	(8,460)
Canadian Government 5-Year Bond	(1)	03/2023	CAD	(112,440)	—	(139)
Canola	(5)	01/2023	CAD	(84,550)	—	(576)
Canola	(1)	03/2023	CAD	(16,876)	50	—
Cocoa	(10)	03/2023	USD	(249,800)	—	(17,627)
Coffee	(3)	03/2023	USD	(191,138)	—	(7,113)
Coffee	(25)	03/2023	USD	(1,592,813)	—	(35,218)
Coffee	(1)	05/2023	USD	(63,806)	—	(3,152)
Copper	(9)	03/2023	USD	(841,050)	1,783	—
Corn	(14)	03/2023	USD	(466,900)	2,332	—
Corn	(8)	05/2023	USD	(266,100)	—	(1,467)
Corn	(1)	07/2023	USD	(32,988)	—	(227)
Cotton	(1)	03/2023	USD	(42,305)	—	(2,042)
Cotton	(12)	03/2023	USD	(507,660)	—	(29,146)
Crude Oil E-mini	(4)	12/2022	USD	(161,100)	—	(4,005)
Crude Palm Oil	(3)	02/2023	MYR	(317,550)	—	(6,059)
Crude Palm Oil	(1)	03/2023	MYR	(106,275)	—	(2,088)
Crude Palm Oil	(1)	04/2023	MYR	(105,800)	—	(2,018)
Euro FX	(1)	12/2022	USD	(65,181)	—	(3,182)
Euro FX	(1)	12/2022	USD	(130,356)	—	(6,552)
Euro FX	(32)	12/2022	USD	(4,171,400)	—	(111,045)
Euro FX Micro E-mini	(3)	12/2022	USD	(39,107)	—	(1,979)
Euro-Bobl	(63)	12/2022	EUR	(7,561,890)	61,376	—
Euro-Bobl	(8)	12/2022	EUR	(960,240)	22,833	—
Euro-Bobl	(38)	12/2022	EUR	(4,561,140)	—	(19,605)
Euro-BTP	(3)	12/2022	EUR	(357,900)	—	(9,711)
Euro-BTP	(10)	12/2022	EUR	(1,193,000)	—	(37,652)
Euro-Bund	(25)	12/2022	EUR	(3,522,000)	38,225	—
Euro-Bund	(2)	12/2022	EUR	(281,760)	7,917	—
Euro-Bund	(21)	12/2022	EUR	(2,958,480)	929	—
Euro-Buxl 30-Year	(1)	12/2022	EUR	(158,300)	—	(13,082)
Eurodollar 90-Day	(18)	03/2023	USD	(4,267,800)	84,412	—
Eurodollar 90-Day	(17)	06/2023	USD	(4,030,275)	—	(3,886)
Eurodollar 90-Day	(4)	09/2023	USD	(950,000)	5,757	—
Eurodollar 90-Day	(8)	12/2024	USD	(1,931,400)	—	(6,211)
Eurodollar 90-Day	(5)	06/2025	USD	(1,208,750)	12,430	—
Eurodollar 90-Day	(1)	12/2026	USD	(241,725)	—	(1,364)
Euro-OAT	(37)	12/2022	EUR	(5,052,350)	—	(34,939)
Euro-OAT	(34)	12/2022	EUR	(4,642,700)	—	(70,362)
Euro-Schatz	(284)	12/2022	EUR	(30,325,520)	103,667	—
Euro-Schatz	(142)	12/2022	EUR	(15,162,760)	101,424	—
FTSE China A50 Index	(23)	12/2022	USD	(291,985)	—	(17,235)
FTSE China A50 Index	(137)	12/2022	USD	(1,739,215)	—	(66,926)
FTSE Taiwan Index	(1)	12/2022	USD	(52,020)	—	(92)
Gas Oil	(2)	01/2023	USD	(186,900)	—	(7,227)
Gas Oil	(1)	02/2023	USD	(92,075)	—	(2,626)
Gas Oil	(1)	04/2023	USD	(88,025)	—	(126)
Gold 100 oz.	(9)	02/2023	USD	(1,583,910)	22,422	—
Gold 100 oz.	(10)	02/2023	USD	(1,759,900)	—	(1,877)
Gold 100 oz.	(1)	04/2023	USD	(177,510)	—	(242)
Indian Rupee	(43)	12/2022	USD	(1,055,306)	—	(7,729)
Japanese 10-Year Government Bond	(4)	12/2022	JPY	(594,880,000)	3,244	—
Japanese 10-Year Government Bond	(1)	12/2022	JPY	(148,720,000)	—	(2,576)
Japanese Yen	(97)	12/2022	USD	(8,808,206)	—	(315,313)
Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Korea 3-Year Bond	(155)	12/2022	KRW	(16,065,750,000)	—	(60,293)
Lean Hogs	(1)	04/2023	USD	(36,260)	—	(202)
Long Gilt	(15)	03/2023	GBP	(1,574,850)	—	(13,719)
Lumber	(2)	01/2023	USD	(94,468)	73	—
Maize	(2)	03/2023	EUR	(30,050)	191	—
Milling Wheat	(10)	03/2023	EUR	(158,000)	1,491	—
Milling Wheat	(4)	05/2023	EUR	(62,900)	796	—
MSCI EAFE Index	(5)	12/2022	USD	(494,950)	—	(23,786)
MSCI Emerging Markets Index	(31)	12/2022	USD	(1,522,875)	—	(195,126)
MSCI Singapore Index	(9)	12/2022	SGD	(267,255)	—	(1,257)
MSCI Singapore Index	(10)	12/2022	SGD	(296,950)	—	(2,511)
NASDAQ 100 Index E-mini	(4)	12/2022	USD	(963,380)	—	(4,460)
Natural Gas	(1)	12/2022	USD	(69,300)	2,258	—
Natural Gas E-mini	(1)	12/2022	USD	(17,325)	624	—
New Zealand Dollar	(32)	12/2022	USD	(2,016,160)	—	(182,693)
Norwegian Krone	(11)	12/2022	USD	(2,236,960)	—	(154,385)
Primary Aluminum	(6)	03/2023	USD	(372,000)	—	(22,992)
Rapeseed	(5)	01/2023	EUR	(149,938)	3,620	—
Rapeseed	(1)	04/2023	EUR	(30,050)	931	—
RBOB Gasoline	(1)	12/2022	USD	(100,157)	—	(690)
RBOB Gasoline	(3)	01/2023	USD	(300,195)	—	(9,875)
RBOB Gasoline	(1)	02/2023	USD	(100,645)	—	(5,394)
Robusta Coffee	(1)	01/2023	USD	(18,870)	—	(71)
Russell 2000 Index E-mini	(3)	12/2022	USD	(283,125)	—	(29,571)
S&P 500 Index E-mini	(1)	12/2022	USD	(204,063)	—	(4,401)
S&P 500 Index E-mini	(3)	12/2022	USD	(612,188)	—	(66,849)
SGX TSI Iron Ore China 62%	(2)	01/2023	USD	(19,952)	—	(36)
SGX TSI Iron Ore China 62%	(16)	01/2023	USD	(159,616)	—	(18,180)
Short Term Euro-BTP	(37)	12/2022	EUR	(3,954,930)	—	(23,872)
Short Term Euro-BTP	(34)	12/2022	EUR	(3,634,260)	—	(46,857)
Silver	(1)	03/2023	USD	(108,905)	—	(1,557)
South African Rand	(92)	12/2022	USD	(2,672,600)	—	(32,158)
Swedish Krona	(14)	12/2022	USD	(2,668,400)	—	(111,416)
Swiss Franc	(7)	12/2022	USD	(927,719)	—	(9,472)
U.S. Long Bond	(3)	03/2023	USD	(381,000)	—	(1,645)
U.S. Long Bond	(2)	03/2023	USD	(254,000)	—	(2,205)
U.S. Long Bond	(41)	03/2023	USD	(5,207,000)	—	(71,692)
U.S. Treasury 10-Year Note	(41)	03/2023	USD	(4,653,500)	—	(25,144)
U.S. Treasury 10-Year Note	(78)	03/2023	USD	(8,853,000)	—	(72,023)
U.S. Treasury 2-Year Note	(77)	03/2023	USD	(15,812,672)	—	(42,327)
U.S. Treasury 2-Year Note	(265)	03/2023	USD	(54,420,235)	—	(133,971)
U.S. Treasury 5-Year Note	(61)	03/2023	USD	(6,622,789)	—	(33,951)
U.S. Treasury 5-Year Note	(134)	03/2023	USD	(14,548,422)	—	(54,509)
U.S. Treasury Ultra 10-Year Note	(32)	03/2023	USD	(3,829,000)	—	(31,652)
U.S. Treasury Ultra 10-Year Note	(46)	03/2023	USD	(5,504,188)	—	(54,883)
U.S. Treasury Ultra 10-Year Note	(163)	03/2023	USD	(19,503,969)	—	(171,332)
U.S. Treasury Ultra Bond	(23)	03/2023	USD	(3,134,469)	—	(44,500)
U.S. Treasury Ultra Bond	(44)	03/2023	USD	(5,996,375)	—	(98,980)
Wheat	(10)	03/2023	USD	(397,750)	18,278	—
Wheat	(4)	03/2023	USD	(179,950)	7,804	—
Wheat	(4)	03/2023	USD	(159,100)	—	(3,223)
Wheat	(1)	05/2023	USD	(40,300)	2,260	—
Wheat	(1)	05/2023	USD	(44,650)	2,148	—
Wheat	(7)	12/2023	USD	(288,488)	7,272	—
WIG 20 Index	(5)	12/2022	PLN	(174,000)	—	(6,851)
WTI Crude	(4)	12/2022	USD	(322,200)	—	(11,474)
WTI Crude	(5)	12/2022	USD	(402,750)	—	(6,748)
WTI Crude	(3)	01/2023	USD	(241,980)	—	(7,225)
38	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	(3)	02/2023	USD	(242,250)	—	(9,605)
WTI Crude	(2)	11/2023	USD	(155,840)	—	(5,033)
Zinc	(2)	03/2023	USD	(151,825)	—	(6,942)
Total					932,088	(3,360,075)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Broadcom, Inc.	Goldman Sachs	USD	1,157,163	21	550.00	12/16/2022	74,485	39,270
Broadcom, Inc.	Goldman Sachs	USD	330,618	6	520.00	12/16/2022	21,311	23,190
Broadcom, Inc.	Goldman Sachs	USD	165,309	3	500.00	12/16/2022	10,146	16,290
ironSource Ltd.	Goldman Sachs	USD	78,364	286	5.00	12/16/2022	24,605	3,289
Total							130,547	82,039

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Momentive Global, Inc.	Goldman Sachs	USD	838,201	1,057	6.00	12/16/2022	82,078	7,928
Tenneco, Inc.†,††	Goldman Sachs	USD	569,715	285	10.00	01/20/2023	8,839	—
Total							90,917	7,928
†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these option contracts amounted to $0, which represents less than 0.01% of total net assets.
††	Valuation based on significant unobservable inputs.

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Tenneco, Inc.†,††	Goldman Sachs	USD	7,996	(4)	5.00	01/20/2023	(13)	—

†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these option contracts amounted to $0, which represents less than 0.01% of total net assets.
††	Valuation based on significant unobservable inputs.

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	12,000,000	(564,584)	—	—	—	(564,584)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	1,000,000	262,250	—	—	262,250	—
Total							(302,334)	—	—	262,250	(564,584)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2023	ZAR	484,221	5	(79)	—	—	—	(74)
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2023	ZAR	1,504,701	15	(243)	—	—	—	(228)
Total return on Distell Group Holdings Ltd.	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2023	ZAR	4,787,557	48	(779)	—	—	—	(731)
Total							68	(1,101)	—	—	—	(1,033)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	7.017%
3-Month USD LIBOR	London Interbank Offered Rate	4.779%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $84,980,654, which represents 16.37% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $13,163,028, which represents 2.54% of total net assets.
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(j)	Zero coupon bond.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2022.
(m)	Represents a security in default.
(n)	Represents a security purchased on a when-issued basis.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	The stated interest rate represents the weighted average interest rate at November 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)	The rate shown is the seven-day current annualized yield at November 30, 2022.
40	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(r)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	186,518,946	133,048,734	(119,151,994)	22,233	200,437,919	(2,465)	1,539,821	200,518,126
Abbreviation Legend
ADR	American Depositary Receipt
BAM	Build America Mutual Assurance Co.
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
Multi-Manager Alternative Strategies Fund | First Quarter Report 2022	41

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2022 (Unaudited)
Currency Legend  (continued)
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
42	Multi-Manager Alternative Strategies Fund | First Quarter Report 2022

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1QT100_08_N01_(01/23)